[RIGHTIME LOGO]
The Rightime
Family of Funds

The Rightime Fund
The Rightime Government
  Securities Fund
The Rightime
  Blue Chip Fund
The Rightime Social
  Awareness Fund
The Rightime
  MidCap Fund

Semiannual Report
April 30, 1998



[RIGHTIME LOGO]
Rightime
Family of Funds


Table of Contents

Portfolios

Rightime Fund                                        1
Rightime Government Securities Fund                  3
Rightime Blue Chip Fund                              4
Rightime Social Awareness Fund                      13
Rightime MidCap Fund                                15
Financial Statements
Statement of Assets & Liabilities                   22
Statement of Operations                             24
Statement of Changes in Net Assets                  26
Financial Highlights                                28

Notes to Financial Statements
Notes & Schedules                                   30

Officers and Directors                              34



                                                           April 30, 1998
                                                               (Unaudited)
[RIGHTIME LOGO]
Rightime                                                The Rightime Fund
Family of Funds                                  Portfolio of Investments
-------------------------------------------------------------------------
                                                                   Value
   Shares                                                        (Note 1)
-----------                                                      --------
EQUITY FUNDS: (87.07%)
    189,868    Acorn Fund                                      $3,666,352
         22    Alliance Quasar Fund                                   688
    489,307    American Century Value Fund                      3,767,664
     76,828    Babson Value Fund                                4,062,644
     87,642    Baron Asset Fund                                 4,610,843
      5,351    Clipper Fund                                       437,575
     68,642    Dreyfus Appreciation Fund                        2,590,553
     33,977    Dreyfus New Leaders Fund                         1,704,627
     52,280    Fidelity Fund                                    1,770,716
     27,725    Fidelity Value Fund                              1,695,923
     22,529    Janus Twenty Fund                                  874,133
     67,771    Kemper Blue Chip "A" Fund                        1,234,782
     45,086    Kemper Dreman High
               Return "A" Fund                                  1,579,811
     14,975    Kemper Small Cap "A" Fund                          349,516
     59,305    Legg Mason Value Prime Fund                      3,051,227
     18,409    Mairs and Power Growth Fund                      1,745,034
    279,789    MAS Value Fund                                   5,467,083
     93,853    MAS Mid-Cap Growth Fund                          2,123,886
     84,200    MFS MIT "A" Fund                                 1,672,215
    175,114    MFS Research "A" Fund                            4,346,329
     60,423    Mutual Beacon Class Z Fund                         944,414
     83,940    Neuberger & Berman Genesis Fund                  1,425,305
     78,381    Nicholas II Fund                                 3,297,497
     44,559    Nicholas Limited Edition Fund                    1,208,451
    182,140    Pennsylvania Mutual Fund                         1,584,618
    209,631    Pioneer Growth "A" Fund                          4,136,029
    169,155    Putnam Fund for
               Growth & Income "A" Fund                         3,645,291
    314,421    Putnam Investors "A" Fund                        4,137,780
    169,241    Putnam OTC "A" Fund                              3,168,188
    125,870    Putnam Vista "A" Fund                            1,700,504
    286,688    Putnam Voyager "A" Fund                          6,244,068
    116,665    SAFECO Growth Fund                               3,217,621
     32,751    Stein Roe Capital
               Opportunities Fund                               1,068,981
     61,552    T. Rowe Price Equity
               Income Fund                                      1,721,007
     53,017    T. Rowe Price MidCap Growth Fund                 1,756,462
     33,815    T. Rowe Price New America Fund                   1,712,034
     77,854    T. Rowe Price Small Cap Stock Fund               1,895,739
    116,439    Vanguard US Growth Fund                          3,951,937
    126,737    Vanguard Windsor II Fund                         4,143,017
                                                             ------------
Total Equity Funds
(cost $78,020,924)                                             97,710,544
                                                             ------------
MONEY MARKET FUNDS: (7.22%)
    115,734    AIM Money Market Fund                              115,734
    147,251    Delaware Group Cash
               Reserve Fund                                       147,251
  1,021,832    Fidelity U.S. Government
               Reserves Fund                                    1,021,832
  3,994,946    IDS Cash Management
               Prime Fund                                       3,994,946
  1,349,787    Kemper Government
               Money Market Fund                                1,349,787
    545,911    MAS Cash Reserve Fund                              545,911
    552,516    MFS Money Market Fund                              552,516
     44,617    New England Money Market Fund                       44,617
     15,649    Oppenheimer Money Market Fund                       15,649
    141,384    T. Rowe Price Prime Reserve Fund                   141,384
    100,946    Seligman Cash Management Fund                      100,946
     70,362    Stein Roe Cash Reserves Fund                        70,362
      2,051    Value Line Cash Fund                                 2,051
                                                             ------------
Total Money Market Funds
(cost $8,102,986)                                               8,102,986
                                                             ------------

 PRINCIPAL
  AMOUNT
 ---------
SHORT-TERM INVESTMENTS (5.55%)
Repurchase Agreement (3.79%)(b)
  4,250,000    C.S. First Boston
               5.50%; 5/1/98 (cost $4,250,000;
               maturity value $4,250,649)                      $4,250,000
                                                             ------------
United States Treasury Bill (1.76%)(c)
  2,000,000    4.93%; 7/23/98 (cost $1,977,313)                 1,977,313
                                                             ------------
Total Short-term Investments
              (cost $6,227,313)                                 6,227,313
                                                             ------------
Total Investments
              (cost $92,351,223)(98.84%)(a)                   112,040,843
Other Assets Less Liabilities (0.16%)                             180,825
                                                             ------------
Net Assets (100%)                                            $112,221,668
                                                             ============

(a) Aggregate cost for federal income tax purposes is $92,351,223. At
    April 30, 1998, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

       Gross unrealized appreciation                          $19,689,621
       Gross unrealized depreciation                                    0
                                                             ------------
       Net unrealized appreciation                            $19,689,621
                                                             ============
(b) The Repurchase Agreement is collateralized by obligations of the United
    States government and its agencies with a market value of $4,358,158, which exceeds the value of the repurchase agreement. It is the Fund's policy to always receive, as collateral, securities whose value, including accrued interest, will be at least equal to 102% of the dollar amount to be paid to the Fund under each agreement at its maturity. The value of the securities are monitored daily. If the value falls below
    101% of the amount to be paid at maturity, additional collateral is obtained. The Fund makes payment for such securities only upon physical delivery or evidence of book entry transferred to the account of its custodian.

(c) At April 30, 1998, the market value of $1,977,313 of the U.S. Treasury Bill was pledged to cover margin requirements for futures contracts.

    Futures contracts at April 30, 1998:
       (Contracts-$250 times premium/delivery
       month/commitment)
                                                              Unrealized
                                                             Appreciation
                                                             ------------
       S&P 500 Stock Index:
       50/June/Buy                                               $498,550
                                                             ============
See accompanying notes to financial statements




                                                            April 30, 1998
                                                                (Unaudited)

[RIGHTIME LOGO]                                               The Rightime
Rightime                                        Government Securities Fund
Family of Funds                                   Portfolio of Investments
--------------------------------------------------------------------------
    Principal                                                     Value
     Amount                                                      (Note 1)
-------------                                                 ------------
U.S. GOVERNMENT OBLIGATIONS (80.99%)
   $4,000,000   U.S. Treasury Bond 6.875%; 8/15/25
                (cost $3,882,500)                               $4,449,200
    1,000,000   U.S. Treasury Bond 9.25%; 2/15/16
                (cost $1,306,250)                                1,352,260
                                                              ------------
Total U.S. Government Obligations
                (cost $5,188,750)                                5,801,460
                                                              ------------
SHORT-TERM INVESTMENTS (18.02%)
Repurchase Agreement (11.11%)(b)
      796,000   C.S. First Boston
                5.50%; 5/1/98 (cost $796,000;
                maturity value $796,122)                           796,000
                                                              ------------
United States Treasury Bill (6.91%)(c)
      500,000   4.98%; 7/16/98 (cost $494,743)                     494,743
                                                              ------------
Total Short-term Investments
(cost $1,290,743)                                                1,290,743
                                                              ------------
Total Investments
(cost $6,479,493)(99.01%)(a)                                     7,092,203
Other Assets Less Liabilities (0.99%)                               70,909
                                                              ------------
Net Assets (100%)                                               $7,163,112
                                                              ============

(a) Aggregate cost for federal income tax purposes is $6,479,493. At
    April 30, 1998, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

      Gross unrealized appreciation                               $612,710
      Gross unrealized depreciation                                      0
                                                              ------------
      Net unrealized appreciation                                 $612,710
                                                              ============

(b) The Repurchase Agreement is collateralized by obligations of the United
    States government and its agencies with a market value of $816,257, which exceeds the value of the repurchase agreement. It is the Fund's policy to always receive, as collateral, securities whose value, including accrued interest, will be at least equal to 102% of the dollar amount to be paid to the Fund under each agreement at its maturity. The value of the securities are monitored daily. If the value falls below 101% of the amount to be paid at maturity, additional collateral is obtained. The Fund makes payment for such securities only upon physical delivery or evidence of book entry transferred to the account of its custodian.

(c) At April 30, 1998 the market value of $494,743 of the U.S. Treasury Bill was pledged to cover margin requirements for futures contracts.

Futures contracts at April 30, 1998:
    (Contracts-$1000 times premium/delivery
     month/commitment)
                                                               Unrealized
                                                              Appreciation
                                                              ------------
  U.S. Treasury Bonds:
  11/June/Buy                                                       $8,125
                                                              ============
See accompanying notes to financial statements





                                                           April 30, 1998
                                                               (Unaudited)
[RIGHTIME LOGO]
Rightime                                      The Rightime Blue Chip Fund
Family of Funds                                  Portfolio of Investments
-------------------------------------------------------------------------
                                                                   Value
   Shares                                                        (Note 1)
-----------                                                      --------
COMMON STOCK (88.79%)
INDUSTRIALS (65.27%)
Aerospace/Defense (1.25%)
     28,663    Boeing Co.                                      $1,434,941
      3,785    General Dynamics Corp.                             159,916
      4,806    Lockheed Martin Corp.*                             535,268
      1,705    Northrop Grumman Corp.                             180,197
      8,490    Raytheon Co. Class B                               481,277
        126    Rockwell International Corp.                         7,048
      5,776    United Technologies Corp.                          568,575
                                                             ------------
                                                                3,367,222
                                                             ------------
Aluminum (0.29%)
      7,416    Alcan Aluminium Ltd.                               241,020
      5,794    Aluminum Co. of America                            449,034
      1,800    Reynolds Metals Co.                                118,800
                                                             ------------
                                                                  808,854
                                                             ------------
Auto Parts After Market (0.29%)
      1,970    Cooper Tire & Rubber Co.                            47,034
      1,563    Echlin, Inc.                                        73,948
      5,196    Genuine Parts Co.                                  187,056
      5,133    Goodyear Tire & Rubber Co.                         359,310
      2,993    ITT Industries, Inc.                               109,058
        478    Midas Inc.                                           9,231
                                                             ------------
                                                                  785,637
                                                             ------------
Automobiles (1.23%)
     18,511    Chrysler Corp.                                     743,911
     29,973    Ford Motor Co.                                   1,373,138
     17,630    General Motors Corp.                             1,187,821
                                                             ------------
                                                                3,304,870
                                                             ------------
Beverages (Alcoholic) (0.46%)
      1,562    Adolph Coors Co. Class B                            55,842
     15,700    Anheuser-Busch Co., Inc.                           719,256
      1,690    Brown-Forman Corp. Class B                          95,696
      8,849    Seagram Co. Ltd.                                   377,742
                                                             ------------
                                                                1,248,536
                                                             ------------
Beverages (Soft Drinks) (2.30%)
     61,700    Coca-Cola Co.                                    4,681,487
     37,789    PepsiCo, Inc.                                    1,499,751
                                                             ------------
                                                                6,181,238
                                                             ------------
Broadcast Media (0.77%)
     30,158    CBS Corp.                                        1,074,379
      2,336    Clear Channel Communications                       220,168
     10,428    Comcast Corp. Class A Special                      373,453
     12,602    Tele-Communications, Inc. Class A*                 406,414
                                                             ------------
                                                                2,074,414
                                                             ------------
Building Materials (0.16%)
      4,091    Masco Corp.                                        237,278
      1,314    Owens Corning                                       54,613
      4,283    Sherwin-Williams Co.                               152,582
                                                             ------------
                                                                  444,473
                                                             ------------
Chemicals (1.94%)
      3,681    Air Products & Chemicals, Inc.                     320,017
     16,448    Applied Materials, Inc.*                           594,184
      1,891    BF Goodrich Co.                                    101,759
      5,613    Dow Chemical Co.                                   542,707
     28,193    E.I. du Pont de Nemours & Co.                    2,052,803
      2,578    Eastman Chemical                                   177,237
      2,435    Hercules, Inc.                                     116,423
     14,746    Monsanto Co.                                       779,695
      3,893    Praxair, Inc.                                      195,867
      1,563    Rohm & Haas Co.                                    168,511
      3,077    Union Carbide Corp.                                149,235
                                                             ------------
                                                                5,198,438
                                                             ------------
Chemicals (Diversified) (0.30%)
      2,514    Avery Dennison Corp.                               131,671
      3,954    Engelhard Corp.                                     83,528
      1,561    FMC Corp.*                                         121,075
      1,781    Mallinckrodt Inc                                    57,437
      4,439    PPG Industries, Inc.                               313,782
      2,110    Raychem Corp.                                       84,796
                                                             ------------
                                                                  792,289
                                                             ------------
Chemicals (Specialty) (0.13%)
      2,482    Grace (W.R.) & Co.                                  50,416
      2,283    Great Lakes Chemical Corp.                         114,721
      3,373    Morton Int'l Inc.                                  107,936
      1,643    Nalco Chemical Co.                                  65,309
                                                             ------------
                                                                  338,382
                                                             ------------

Commercial Services (0.08%)
      5,203    Ecolab, Inc.                                       164,870
      1,113    National Service Industries, Inc.                   60,241
                                                             ------------
                                                                  225,111
                                                             ------------
Communication (Equipment/
Manufacturers) (2.54%)
      2,262    Andrew Corp.*                                       51,743
      5,223    Bay Networks                                       122,414
      4,302    Cabletron Systems, Inc.*                            57,001
     29,445    Cisco Systems, Inc.*                             2,156,846
      3,562    DSC Communications Corp.*                           64,116
      8,357    General Instrument Corp. *                         187,510
     31,939    Lucent Technologies Inc.                         2,431,356
     22,485    Northern Telecom Ltd.                            1,368,774
      1,951    Scientific-Atlanta, Inc.                            46,580
      4,566    Tellabs, Inc.*                                     323,615
                                                             ------------
                                                                6,809,955
                                                             ------------
Computer Software & Services (3.49%)
      9,699    3 Com Corp.*                                       332,191
      5,616    ALLTEL Corp.                                       240,084
      1,797    Adobe Systems, Inc.                                 89,962
      1,789    Autodesk, Inc.                                      84,083
      9,643    Automatic Data Processing, Inc.                    645,478
     15,659    Computer Associates
               International, Inc.                                917,030
      4,043    Computer Sciences Corp.*                           213,268
     12,146    First Data Corp.                                   411,446
     60,116    Microsoft Corp.*                                 5,417,955
      8,683    Novell, Inc.*                                       86,830
     24,429    Oracle Corp.*                                      632,100
      6,441    Parametric Technology Corp.*                       205,911
        586    Shared Medical Systems Corp.                        42,742
      4,669    Silicon Graphics, Inc.*                             60,989
                                                             ------------
                                                                9,380,069
                                                             ------------
Computer Systems (3.10%)
      4,051    Apple Computer, Inc.                               110,896
     65,207    COMPAQ Computer Corp.                            1,829,869
      1,918    Ceridian Corp.*                                    108,487
      1,618    Data General Corp.*                                 24,674
     19,973    Dell Computer*                                   1,612,820
      3,701    Digital Equipment Corp.*                           205,868
     15,418    EMC Corp.*                                         711,155
     24,260    International Business
               Machines Corp.                                   2,811,128
      3,508    LSI Logic Corp.                                     95,155
      5,257    Micron Technology Inc.                             163,296
      6,076    Seagate Technology*                                162,153
      9,363    Sun Microsystems, Inc.*                            385,639
      4,134    Unisys Corp.*                                       92,757
                                                             ------------
                                                                8,313,897
                                                             ------------
Conglomerates (0.48%)
      4,305    Allegheny Teledyne Inc.                            109,239
      5,305    Fortune Brands                                     195,622
      4,351    ITT Hartford Group Inc.                            481,873
      4,275    Tenneco Inc.                                       184,092
      4,108    Textron, Inc.                                      321,451
                                                             ------------
                                                                1,292,277
                                                             ------------
Containers (Metal & Glass) (0.12%)
        788    Ball Corp.                                          30,436
      5,499    Crown Cork & Seal Co., Inc.*                       286,292
                                                             ------------
                                                                  316,728
                                                             ------------
Containers (Paper) (0.07%)
      1,357    Bemis Co., Inc.                                     60,387
      2,452    Stone Container Corp.*                              40,151
      1,389    Temple-Inland Inc.                                  89,677
                                                             ------------
                                                                  190,215
                                                             ------------
Cosmetics (0.89%)
      1,422    Alberto-Culver Co. Class B                          41,771
      4,037    Avon Products, Inc.                                331,791
     16,241    Gillette Co.                                     1,874,820
      2,754    International Flavors &
               Fragrances, Inc.                                   134,774
                                                             ------------
                                                                2,383,156
                                                             ------------
Electrical Equipment (3.68%)
      8,711    AMP, Inc.                                          342,451
         15    Commscope Inc. *                                       244
     11,023    Emerson Electric Co.                               701,338
     97,011    General Electric Co.                             8,258,061
      3,148    Honeywell, Inc.                                    293,157
      1,380    Thomas & Betts Corp.                                80,558
      1,767    W.W. Grainger, Inc.                                192,493
                                                             ------------
                                                                9,868,302
                                                             ------------
Electronics (Instrumentation) (0.78%)
     25,895    Hewlett-Packard Co.                              1,950,217
      1,122    Perkin-Elmer Corp.                                  76,717
      1,248    Tektronix, Inc.                                     53,642
                                                             ------------
                                                                2,080,576
                                                             ------------
Electronics (Semiconductors) (1.84%)
      3,810    Advanced Micro Devices, Inc.*                      105,728
         73    General Semiconductor Inc. *                           999
     40,803    Intel Corp.                                      3,297,392
     14,916    Motorola, Inc.                                     829,702
      4,068    National Semiconductor Corp.*                       89,496
      9,756    Texas Instruments, Inc.                            624,994
                                                             ------------
                                                                4,948,311
                                                             ------------
Engineering & Construction (0.05%)
      2,117    Fluor Corp.                                        100,028
      1,058    Foster Wheeler Corp.                                29,294
                                                             ------------
                                                                  129,322
                                                             ------------
Entertainment (0.86%)
      2,883    Harrah's Entertainment, Inc.                        75,138
      1,895    King World Productions, Inc.*                       50,573
      4,470    Mirage Resorts, Inc.                                98,619
     16,856    Walt Disney Co.                                  2,095,412
                                                             ------------
                                                                2,319,742
                                                             ------------
Foods (2.02%)
        299    Agribrands International *                          11,369
     18,938    Archer-Daniels-Midland Co.                         407,167
      9,278    Bestfoods International                            509,130
     13,749    Campbell Soup Co.                                  705,496
     22,550    ConAgra, Inc.                                      658,178
         66    Corn Products International *                        2,351
      5,259    General Mills, Inc.                                355,311
     11,253    H.J. Heinz Co.                                     613,288
      3,521    Hershey Foods Corp.                                257,913
     10,239    Kellogg Co.                                        422,359
      3,436    Quaker Oats Co.                                    178,672
      2,671    Ralston-Purina Group                               283,126
     12,016    Sara Lee Corp.                                     715,703
      1,510    Vlasic Foods International *                        34,822
      2,910    Wrigley, (Wm.) Jr.                                 258,990
                                                             ------------
                                                                5,413,875
                                                             ------------
Food Wholesalers (0.10%)
      1,531    SuperValu Inc.                                      66,886
      8,463    Sysco Corp.                                        201,525
                                                             ------------
                                                                  268,411
                                                             ------------
Gold Mining (0.23%)
      9,652    Barrick Gold Corp.                                 216,567
      6,570    Battle Mountain Gold Co. Class A                    47,222
      4,796    Freeport-McMoRan Copper &
               Gold Inc.                                           90,225
      3,694    Homestake Mining Co.                                42,943
      3,886    Newmont Mining Corp.                               125,081
      5,990    Placer Dome Group, Inc.                             88,353
                                                             ------------
                                                                  610,391
                                                             ------------
Hardware & Tools (0.11%)
      2,375    Black & Decker Corp.*                              122,609
      1,508    Snap-On Inc.                                        63,807
      2,217    The Stanley Works                                  113,483
                                                             ------------
                                                                  299,899
                                                             ------------
Health Care (Diversified) (3.88%)
     24,144    Abbott Laboratories, Inc.                        1,765,530
     16,251    American Home Products Corp.                     1,513,374
     29,609    Bristol-Myers Squibb Co.                         3,134,853
     33,514    Johnson & Johnson                                2,392,062
      4,696    United Healthcare Corp.                            329,894
      6,804    Warner-Lambert Co.                               1,287,232
                                                             ------------
                                                               10,422,945
                                                             ------------
Health Care (Drugs) (4.64%)
     45,943    Eli Lilly & Co.                                  3,195,910
     29,894    Merck & Co., Inc.                                3,602,227
     32,255    Pfizer, Inc.                                     3,671,022
     12,614    Pharmacia & Upjohn, Inc.                           530,576
     18,262    Schering-Plough Corp.                            1,463,243
                                                             ------------
                                                               12,462,978
                                                             ------------
Health Care (Miscellaneous) (0.38%)
      2,375    ALZA Corp.*                                        113,852
      2,100    Beverly Enterprises *                               33,075
      2,776    Cardinal Health Inc.                               267,190
        100    Crescendo Pharm.                                     1,250
      3,654    Guidant Corp.                                      244,361
      9,788    HEALTHSOUTH Corp. *                                295,475
      1,540    Manor Care Inc.                                     53,996
         39    Pharmerica Inc. *                                      541
                                                             ------------
                                                                1,009,740
                                                             ------------
Heavy Duty Trucks & Parts (0.24%)
        910    Cummins Engine Co., Inc.                            49,481
      2,660    Dana Corp.                                         157,272
      2,850    Eaton Corp.                                        263,269
      1,877    Navistar International Corp.*                       56,075
      1,948    Paccar, Inc.                                       115,663
                                                             ------------
                                                                  641,760
                                                             ------------
Homebuilding (0.04%)
      1,589    Centex Corp.                                        55,218
        980    Kaufman & Broad Home Corp.                          28,481
        524    Pulte Corp.                                         26,822
                                                             ------------
                                                                  110,521
                                                             ------------
Hospital Management Companies (0.39%)
     19,756    Columbia/HCA Healthcare Corp.                      650,713
      4,092    Humana, Inc.*                                      110,484
      7,645    Tenet Healthcare Corp.*                            286,210
                                                             ------------
                                                                1,047,407
                                                             ------------
Hotel/Motel (0.26%)
      7,032    Hilton Hotels Corp.                                224,584
      2,828    Marriott International                              93,324
      3,583    Marriott International Class A                     114,656
      5,091    Starwood Hotels & Resorts                          255,505
                                                             ------------
                                                                  688,069
                                                             ------------
Household Furnishings & Appliances (0.13%)
        980    Armstrong World Industries Inc.                     84,035
      2,376    Maytag Corp.                                       122,364
      1,904    Whirlpool Corp.                                    137,088
                                                             ------------
                                                                  343,487
                                                             ------------
Household Products (2.32%)
      8,300    Colgate-Palmolive Co.                              744,406
     33,556    Procter & Gamble Co.                             2,757,884
      3,065    The Clorox Co.                                     257,077
     33,131    Unilever NV ADR                                  2,472,401
                                                             ------------
                                                                6,231,768
                                                             ------------
Housewares (0.13%)
      3,973    Newell Co.                                         191,946
      3,774    Rubbermaid, Inc.                                   108,031
      1,538    Tupperware Corp.                                    41,622
                                                             ------------
                                                                  341,599
                                                             ------------
Machinery (Diversified) (0.58%)
        638    Briggs & Stratton Corp.                             28,870
      9,243    Caterpillar, Inc.                                  526,273
      4,569    Cooper Industries, Inc.                            305,552
      7,848    Deere & Co.                                        458,617
      1,285    Harnischfeger Industries Inc.                       36,301
      4,093    Ingersoll-Rand Co.                                 188,557
                                                             ------------
                                                                1,544,170
                                                             ------------
Manufacturing (Diversified Industries) (0.96%)
      1,199    Aeroquip Vickers Inc.                               76,211
      2,413    Case Corp.                                         153,376
      1,130    Crane Co.                                           60,808
      9,183    Dover Corp.                                        362,729
        880    Fleetwood Enterprises, Inc.                         40,645
      6,175    Illinois Tool Works, Inc.                          435,337
      2,104    Johnson Controls, Inc.                             124,925
      1,131    Millipore Corp.                                     39,020
        208    NACCO Industries, Inc. Class A                      34,983
      3,233    Pall Corp.                                          63,448
      2,750    Parker Hannifin Corp.                              122,719
      1,558    Timkin Co.                                          62,223
     18,420    Tyco Intl Ltd Com                                1,003,890
                                                             ------------
                                                                2,580,314
                                                             ------------
Medical Products & Supplies (0.59%)
      1,381    Bard (C.R.), Inc.                                   49,457
      2,471    Bausch & Lomb, Inc.                                122,160
      8,269    Baxter International, Inc.                         458,413
      3,455    Becton, Dickinson & Co.                            240,554
      4,501    Biomet, Inc.*                                      135,030
      5,480    Boston Scientific Corp.*                           396,272
        351    St. Jude Medical, Inc.*                             12,439
      2,513    Sigma Aldrich Corp.                                100,206
      1,889    United States Surgical Corp.                        59,504
                                                             ------------
                                                                1,574,035
                                                             ------------
Metals Miscellaneous (0.10%)
      2,165    ASARCO, Inc.                                        53,990
      2,365    Cyprus Amax Minerals Co.                            40,796
      4,203    Inco Ltd.                                           73,815
      1,488    Phelps Dodge Corp.                                  99,882
                                                             ------------
                                                                  268,483
                                                             ------------
Miscellaneous (3.12%)
        110    Allergan Specialty Therapeutics                      1,146
      2,018    Allergan, Inc.                                      83,873
     16,314    AlliedSignal Inc.                                  714,757
      2,868    American Greetings Corp. Class A                   132,645
      8,416    Amgen, Inc.*                                       501,804
      2,751    Brunswick Corp.                                     89,407
     23,488    Cendant Corporation                                587,200
      1,060    Cincinnati Milacron, Inc.                           32,926
      5,134    Cognizant Corp.                                    264,080
      6,889    Corning, Inc.                                      275,560
      2,411    Deluxe Corp.                                        80,768
      1,111    EG & G, Inc.                                        33,469
        527    Eastern Enterprises                                 22,332
      9,911    Eastman Kodak Co.                                  715,450
      4,115    Frontier Corp.                                     123,193
      1,360    General Signal Corp.                                59,840
      5,277    HBO & Co.                                          315,631
      2,561    H & R Block, Inc.                                  115,245
      2,608    Harcourt General, Inc.                             136,105
      2,014    Harris Corp.                                        97,427
      1,435    Hussmann International *                            24,933
      3,186    Interpublic Group of Cos., Inc.                    203,506
        872    John H. Harland Co.                                 15,533
        924    Jostens Inc.                                        21,887
      2,152    KLA Instruments Corp. *                             86,753
      1,176    Kerr-McGee Corp.                                    77,616
      2,915    Loews Corp.                                        291,682
     10,205    Minnesota Mining &
               Manufacturing Co.                                  963,097
      4,021    Omnicom Group Inc.                                 190,495
      3,485    Owens-Illinois, Inc. *                             137,875
      4,771    Pioneer Hi Bred International                      180,105
      1,147    Polaroid Corp.                                      50,468
      3,664    R.R. Donnelley & Sons Co.                          161,445
      1,282    Sealed Air Corp. Pref.                              78,923
      1,204    Sealed Air Corp.*                                   75,476
      6,326    Service Corp. International                        260,947
        895    Sodexho Marriott Services *                         22,823
        539    Springs Industries Inc. Class A                     29,679
      3,052    TRW, Inc.                                          161,184
      3,753    Thermo Electron Corp.                              149,416
      8,825    Viacom International Class B*                      511,850
      2,871    Whitman Corp.                                       56,164
      7,683    Williams Cos., Inc.                                242,975
                                                             ------------
                                                                8,377,690
                                                             ------------
Office Equipment & Supplies (0.62%)
      3,292    Ikon Office Solutions Inc.                          79,625
      2,202    Moore Corp. Ltd.                                    34,544
     13,278    Pitney Bowes, Inc.                                 637,344
      8,126    Xerox Corp.                                        922,301
                                                             ------------
                                                                1,673,814
                                                             ------------
Oil & Gas Drilling (0.05%)
      2,024    Helmerich & Payne, Inc.                             61,732
      2,159    Rowan Cos., Inc.*                                   63,556
                                                             ------------
                                                                  125,288
                                                             ------------
Oil (Domestic Integrated) (0.85%)
      2,463    Amerada Hess Corp.                                 141,622
      2,010    Ashland Inc.                                       106,279
     10,241    Atlantic Richfield Co.                             798,798
      8,413    Occidental Petroleum Corp.                         247,658
      1,199    Pennzoil Co.                                        76,811
      6,533    Phillips Petroleum Co.                             323,792
      1,760    Sun Co., Inc.                                       71,170
      7,238    USX-Marathon Group                                 259,211
      6,162    Unocal Corp.                                       252,257
                                                             ------------
                                                                2,277,598
                                                             ------------
Oil (Exploration & Production) (0.23%)
      1,523    Anadarko Petroleum Corp.                           111,560
      2,218    Apache Corp.                                        78,462
      4,708    Burlington Resources, Inc.                         221,276
      3,114    EEX Corp.                                           30,167
      2,650    Oryx Energy Co.*                                    69,231
      1,365    Western Atlas Inc.*                                107,835
                                                             ------------
                                                                  618,531
                                                             ------------
Oil (International Integrated) (4.81%)
     30,692    Amoco Corp.                                      1,358,121
     20,199    Chevron Corp.                                    1,670,205
     61,469    Exxon Corp.                                      4,483,395
     19,548    Mobil Corp.                                      1,544,292
     53,522    Royal Dutch Petroleum Co. ADR                    3,027,338
     13,628    Texaco Inc.                                        838,122
                                                             ------------
                                                               12,921,473
                                                             ------------
Oil Well Equipment & Services (0.80%)
      4,234    Baker Hughes, Inc.                                 171,477
      4,964    Dresser Industries, Inc.                           262,472
     11,654    Halliburton Co.                                    640,970
      1,432    McDermott International, Inc.                       59,249
     12,290    Schlumberger Ltd.                                1,018,534
                                                             ------------
                                                                2,152,702
                                                             ------------
Paper & Forest Products (0.97%)
      2,060    Boise Cascade Corp.                                 77,379
      3,769    Champion International Corp.                       202,819
      5,176    Fort James Corp                                    256,859
      3,506    Georgia-Pacific Corp.                              270,619
      7,555    International Paper Co.                            394,277
     13,834    Kimberly-Clark Corp.                               702,075
      2,775    Louisiana-Pacific Corp.                             60,703
      2,630    Mead Corp.                                          91,064
        764    Potlatch Corp.                                      36,195
      1,200    Timber Co.                                          30,750
      1,759    Union Camp Corp.                                   106,200
      2,569    Westvaco Corp.                                      77,873
      4,983    Weyerhaeuser Co.                                   287,145
                                                             ------------
                                                                2,593,958
                                                             ------------
Pollution Control (0.27%)
      5,868    Browning-Ferris Industries, Inc.                   200,245
      4,567    Laidlaw Environmental Services                      17,982
      8,158    Laidlaw Inc.                                       113,702
     11,368    Waste Management Inc.                              380,828
                                                             ------------
                                                                  712,757
                                                             ------------
Publishing (0.56%)
      4,210    Dun & Bradstreet Corp.                             149,455
      2,473    McGraw-Hill Cos.                                   191,503
      1,296    Meredith Corp.                                      55,728
     13,951    Time Warner, Inc.                                1,095,155
                                                             ------------
                                                                1,491,841
                                                             ------------
Publishing (Newspapers) (0.63%)
      2,392    Dow Jones & Co., Inc.                              116,460
     14,071    Gannett Co., Inc.                                  955,949
      2,091    Knight-Ridder, Inc.                                121,931
      2,387    New York Times Co. Class A                         169,328
      2,236    Times Mirror Co. Class A                           136,815
      3,027    Tribune Co.                                        199,782
                                                             ------------
                                                                1,700,265
                                                             ------------
Restaurants (0.49%)
      3,834    Darden Restaurants Inc.*                            61,344
     17,159    McDonald's Corp.                                 1,061,713
      3,819    Tricon Global Restaurants                          121,253
      3,276    Wendy's International, Inc.                         78,829
                                                             ------------
                                                                1,323,139
                                                             ------------
Retail Stores (Department) (0.73%)
      6,280    Dayton-Hudson Corp.                                548,322
      2,780    Dillard's Inc.                                     101,818
      6,485    Federated Department Stores *                      318,981
      6,254    J.C. Penney Co., Inc.                              444,425
      5,795    May Department Stores Co.                          357,479
        935    Mercantile Stores Co., Inc.                         68,313
      1,881    Nordstrom, Inc.                                    123,088
                                                             ------------
                                                                1,962,426
                                                             ------------
Retail Stores (Drugs) (0.24%)
        926    Longs Drug Stores, Inc.                             26,796
      6,102    Rite Aid Corp.                                     196,027
     12,246    Walgreen Co.                                       422,487
                                                             ------------
                                                                  645,310
                                                             ------------
Retail Stores (Food Chains) (0.39%)
      6,987    Albertson's, Inc.                                  349,350
      8,332    American Stores Co.                                199,968
      1,508    Giant Food, Inc. Class A                            56,173
      1,272    Great Atlantic & Pacific Tea Co., Inc.              39,591
      6,309    Kroger Co.*                                        264,189
      3,729    Winn Dixie Stores, Inc.                            140,304
                                                             ------------
                                                                1,049,575
                                                             ------------
Retail Stores (General Merchandise) (1.39%)
      2,682    Consolidated Stores, Inc.*                         107,280
     12,159    Kmart Corp. *                                      212,023
      9,727    Sears, Roebuck & Co.                               576,933
     56,229    Wal-Mart Stores, Inc.                            2,843,079
                                                             ------------
                                                                3,739,315
                                                             ------------
Retail Stores (Specialty - Apparel) (0.39%)
      4,261    Charming Shoppes, Inc. *                            19,840
     11,863    Gap (The), Inc.                                    610,203
      6,801    Limited, Inc.                                      228,259
      4,111    TJX Cos., Inc.                                     181,912
                                                             ------------
                                                                1,040,214
                                                             ------------
Retail Stores (Specialty) (1.19%)
      3,751    AutoZone, Inc.*                                    113,233
      2,906    Circuit City Stores, Inc.                          118,056
      6,956    Costco Companies *                                 388,667
      5,083    CVS Corporation                                    374,871
     21,084    Home Depot, Inc.                                 1,467,974
      4,368    Lowes Cos., Inc.                                   305,487
      1,615    Pep Boys (Manny, Moe & Jack)                        35,126
      2,573    Tandy Corp.                                        128,007
      7,167    Toys R Us, Inc.*                                   197,540
      3,352    Woolworth Corp.*                                    77,096
                                                             ------------
                                                                3,206,057
                                                             ------------
Shoes (0.14%)
      7,261    Nike, Inc. Class B                                 346,713
      1,408    Reebok International Ltd.                           41,360
                                                             ------------
                                                                  388,073
                                                             ------------
Steel (0.15%)
      2,726    Armco, Inc.*                                        18,741
      5,444    Bethlehem Steel Corp.*                              84,722
      1,262    Inland Steel Industries, Inc.*                      36,992
      2,188    Nucor Corp.                                        131,143
      2,190    USX-U.S. Steel Group                                85,684
      2,399    Worthington Industries, Inc.                        43,107
                                                             ------------
                                                                  400,389
                                                             ------------

Telecommunications (Long Distance) (1.88%)
     40,472    AT&T Corp.                                       2,430,849
     17,414    MCI Communications Corp.                           876,142
     11,434    Sprint Corp.                                       781,085
     22,255    WorldCom, Inc. *                                   952,097
                                                             ------------
                                                                5,040,173
                                                             ------------
Textile (Apparel Manufacturers) (0.13%)
      1,855    Fruit of the Loom, Inc.*                            69,331
      1,688    Liz Claiborne, Inc.                                 83,029
        878    Russell Corp.                                       23,706
      3,093    V.F. Corp.                                         160,836
                                                             ------------
                                                                  336,902
                                                             ------------
Tobacco (0.89%)
     60,439    Philip Morris Cos., Inc.                         2,255,130
      4,567    UST Inc.                                           125,878
                                                             ------------
                                                                2,381,008
                                                             ------------
Toys (0.15%)
      3,086    Hasbro, Inc.                                       113,603
      7,277    Mattel, Inc.                                       278,800
                                                             ------------
                                                                  392,403
                                                             ------------
Total Industrial                                              175,212,767
                                                             ------------

TRANSPORTATION (1.27%)
Airlines (0.42%)
      3,337    AMR Corp.*                                         508,475
      2,538    Delta Air Lines, Inc.                              295,042
      5,415    Southwest Airlines Co.                             148,574
      2,230    USAir Group, Inc.*                                 158,609
                                                             ------------
                                                                1,110,700
                                                             ------------
Railroads (0.69%)
      4,683    Burlington Northern Santa Fe Corp.                 463,617
      5,452    CSX Corp.                                          286,230
     18,537    Norfolk Southern Corp.                             619,831
      6,180    Union Pacific Corp.                                338,355
      6,355    Union Pacific Resources Group, Inc.                151,726
                                                             ------------
                                                                1,859,759
                                                             ------------
Transportation (Miscellaneous) (0.16%)
      5,275    FDX Corp. *                                        358,700
      1,864    Ryder System, Inc.                                  64,890
                                                             ------------
                                                                  423,590
                                                             ------------
Total Transportation                                            3,394,049
                                                             ------------
UTILITIES (6.59%)
Electric Companies (2.21%)
      3,419    Ameren Corp.                                       135,478
      4,697    American Electric Power Co., Inc.                  224,282
      5,702    Baltimore Gas & Electric Co.                       179,613
      3,793    Carolina Power & Light Co.                         163,336
      7,061    Central & South West Corp.                         184,027
      4,624    CINergy Corp.                                      161,262
      6,476    Consolidated Edison Inc.                           293,039
      5,205    DTE Energy Co.                                     203,971
      8,626    Dominion Resources, Inc.                           341,266
      9,616    Duke Power Co.                                     556,526
      9,488    Edison International                               282,861
      6,632    Entergy Corp.                                      164,971
      5,419    FPL Group, Inc.                                    336,317
      8,162    FirstEnergy Corp.                                  246,900
      4,597    GPU Inc.                                           182,156
     10,884    Houston Industries, Inc.                           316,316
      3,646    Niagara Mohawk Power Corp.                          44,664
      1,813    Northern States Power Co.                          102,208
      5,527    PECO Energy Corp.                                  131,612
      4,186    PP&L Resources Inc.                                 96,540
      7,384    PacifiCorp                                         171,678
     10,952    PG & E Corporation                                 354,571
      5,825    Public Service Enterprise Group Inc.               195,502
     17,250    Southern Co.                                       457,125
      5,708    Texas Utilities Co.                                228,320
      5,440    Unicom Corp.                                       189,040
                                                             ------------
                                                                5,943,581
                                                             ------------
Natural Gas (0.44%)
      2,681    Coastal Corp.                                      191,524
      1,411    Columbia Gas Systems, Inc.*                        114,644
      2,350    Consolidated Natural Gas Co.                       135,125
      9,017    Enron Corp.                                        443,524
      1,215    NICOR, Inc.                                         49,739
        807    ONEOK Inc.                                          32,683
      2,123    Pacific Enterprises                                 82,664
        845    Peoples Energy Corp.                                30,631
      2,038    Sonat, Inc.                                         90,436
                                                             ------------
                                                                1,170,970
                                                             ------------
Telephone (3.94%)
     14,309    AirTouch Communications*                           760,166
     30,639    Ameritech Corp.                                  1,304,072
     23,317    Bell Atlantic Corp.                              2,181,597
     27,386    BellSouth Corp.                                  1,757,839
     25,371    GTE Corp.                                        1,482,618
     45,630    SBC Communications Inc.                          1,890,793
     15,148    U S WEST Media Group                               571,837
     12,076    U S WEST, Inc.                                     637,009
                                                             ------------
                                                               10,585,931
                                                             ------------
Total Utilities                                                17,700,482
                                                             ------------
FINANCIAL (15.66%)
Financial Miscellaneous (3.60%)
     14,614    American Express Co.                             1,490,628
      7,592    American General Corp.                             505,817
      7,762    Associates First Capital                           580,181
      6,615    Charles Schwab Corp.                               231,525
      1,338    Cincinnati Financial Corp.                         170,428
      2,679    Countrywide Credit Industries, Inc.                129,597
      3,756    Equifax, Inc.                                      145,310
     21,355    Federal Home Loan Mortgage Corp.                   989,003
     31,395    Federal National Mortgage Assn.                  1,879,776
      3,364    Green Tree Financial Corp.                         137,083
      2,800    Lehman Brothers Holdings, Inc.                     198,975
      2,211    MBIA, Inc.                                         164,996
     12,473    MBNA Corp.                                         422,523
      4,238    Marsh & McLennan Co., Inc.                         386,188
      8,268    Merrill Lynch & Co., Inc.                          725,517
     14,795    Morgan Stanley Dean Witter & Co.                 1,166,956
      4,383    Synovus Financial Corp.                            154,227
      1,609    Transamerica Corp.                                 185,839
                                                             ------------
                                                                9,664,569
                                                             ------------
Life Insurance (0.57%)
         17    Aegon NV                                             2,259
      5,630    Aon Corp.                                          363,135
      4,743    Conseco Co., Inc.                                  235,371
      2,665    Jefferson-Pilot Corp.                              156,402
      2,509    Lincoln National Corp.                             222,831
      2,386    Providian Financial Corp.                          143,607
      4,823    SunAmerica Inc.                                    240,849
      3,502    Torchmark Corp.                                    156,058
                                                             ------------
                                                                1,520,512
                                                             ------------
Major Regional Banks (4.77%)
     16,076    Banc One Corp.                                     945,470
      3,888    Bank of New York Co., Inc.                         260,253
      3,379    BB&T Corp.                                         227,238
      7,286    Comerica, Inc.                                     400,730
      4,025    Fifth Third Bancorp                                287,788
      8,515    First Chicago NBD Corp.                            790,831
     29,386    First Union Corp.                                1,774,195
      7,339    Fleet Financial Group, Inc.                        633,906
      4,735    Huntington Bancshares Inc.                         168,388
     10,895    KeyCorp                                            432,395
      4,966    National City Corp.                                343,896
     23,478    NationsBank, Inc.                                1,778,458
     32,272    Norwest Corp.                                    1,280,795
      7,606    PNC Bank Corp.                                     459,688
     10,108    State Street Boston                                597,004
      5,262    SunTrust Banks, Inc.                               428,524
      6,097    U.S. Bancorp                                       774,319
      5,086    Wachovia Corp.                                     431,992
      2,177    Wells Fargo & Co.                                  802,225
                                                             ------------
                                                               12,818,095
                                                             ------------
Money Center Banks (1.61%)
      2,407    Bankers Trust New York Corp.                       310,804
     10,489    Chase Manhattan Corp.                            1,453,382
     11,916    Citicorp                                         1,793,358
      4,470    J.P. Morgan & Co., Inc.                            586,687
      1,380    Republic New York Corp.                            184,575
                                                             ------------
                                                                4,328,806
                                                             ------------
Multi-Line Insurance (2.90%)
      4,002    Aetna Inc.                                         323,412
     12,638    Allstate Corp.                                   1,216,408
     29,847    American International Group, Inc.               3,926,746
      1,861    CIGNA Corp.                                        385,111
     28,609    Travelers Group Inc.                             1,750,513
      3,451    UNUM Corp.                                         185,491
                                                             ------------
                                                                7,787,681
                                                             ------------
Other Major Banks (0.97%)
     20,403    BankAmerica Corp.                                1,734,255
      3,895    BankBoston Corporation                             420,417
      6,335    Mellon Bank Corp.                                  456,120
                                                             ------------
                                                                2,610,792
                                                             ------------
Personal Loans (0.23%)
      2,002    Beneficial Corp.                                   261,011
      2,706    Household International, Inc.                      355,670
                                                             ------------
                                                                  616,681
                                                             ------------
Property-Casualty Insurance (0.70%)
      5,621    Chubb Corp.                                        443,708
      2,625    General Re Corp.                                   586,851
      2,809    MGIC Investment Corp.                              176,967
      1,787    Progressive Corp. of Ohio                          242,027
      3,535    SAFECO Corp.                                       176,529
      2,882    St. Paul Cos., Inc.                                244,280
                                                             ------------
                                                                1,870,362
                                                             ------------
Savings & Loans Companies (0.31%)
      2,890    Ahmanson (H.F) & Co.                               220,362
      1,455    Golden West Financial Corp.                        153,230
      6,415    Washington Mutual Inc.                             449,451
                                                             ------------
                                                                  823,043
                                                             ------------
Total Financial                                                42,040,541
                                                             ------------
Total Common Stock (cost $153,115,398)                       $238,347,839
                                                             ------------
 Principal
  Amount
 ---------
SHORT-TERM INVESTMENTS (1.67%)
Repurchase Agreement (0.93%)(b)
 $2,509,000    CS First Boston
               5.50%; 5/1/98 (cost $2,509,000;
               maturity value $2,509,383)                       2,509,000
                                                             ------------
United States Treasury Bill (0.74%)(c)
  2,000,000    4.99%; 7/16/98                                   1,978,973
                                                             ------------
Total Short-term Investments
               (cost $4,487,373)                                4,487,973
                                                             ------------
Total Investments (cost $157,603,371)(a)
               (90.46%)(a)                                    242,835,812
Other Assets Less Liabilities (9.54%)                          25,610,007
                                                             ------------
Net Assets (100.00%)                                         $268,445,819
                                                             ============

* Non-income producing security.

(a) Aggregate cost for federal income tax purposes is $157,603,371. At
    April 30, 1998, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

      Gross unrealized appreciation                           $86,481,862
      Gross unrealized depreciation                            (1,249,421)
                                                             ------------
      Net unrealized appreciation                             $85,232,441
                                                             ============

(b) The Repurchase Agreement is collateralized by obligations of the United
    States government and its agencies with a market value of $2,572,851, which exceeds the value of the repurchase agreement. It is the Fund's policy to always receive, as collateral, securities whose value, including accrued interest, will be at least equal to 102% of the dollar amount to be paid to the Fund under each agreement at its maturity. The value of the securities are monitored daily. If the value falls below 101% of the amount to be paid at maturity, additional collateral is obtained. The Fund makes payment for such securities only upon physical delivery or evidence of book entry transferred to the account of its custodian.

(c) At April 30, 1998, the market value of $1,978,973 of the U.S. Treasury Bill was pledged to cover margin requirements for futures contracts.

Futures contracts at April 30, 1998:
(Contracts-$250 times premium/delivery
month/commitment)
                                                              Unrealized
                                                             Appreciation
                                                             ------------
               S&P 500 Stock Index:
               106/June/Buy                                      $880,738
                                                             ============
See accompanying notes to financial statements




                                                           April 30, 1998
                                                               (Unaudited)

[RIGHTIME LOGO]                                              The Rightime
Rightime                                            Social Awareness Fund
Family of Funds                                  Portfolio of Investments
-------------------------------------------------------------------------
                                                                 Value
    Shares                                                      (Note 1)
-----------                                                  ------------
COMMON STOCK (95.77%)
Chemicals & Materials (1.57%)
      2,100    Praxair Inc.                                      $105,656
      2,700    Sigma - Aldrich Corp.                              107,662
                                                             ------------
                                                                  213,318
                                                             ------------
  Computer Software & Services (2.80%)
      1,600    Automatic Data Processing Corp.                    107,100
      4,650    Computer Associates Int'l.                         272,316
                                                             ------------
                                                                  379,416
                                                             ------------
  Computer Manufacturers (5.35%)
      7,500    Hewlett - Packard Co.                              564,844
      3,900    Sun Microsystems Corp. *                           160,631
                                                             ------------
                                                                  725,475
                                                             ------------
  Electrical (Components) (2.62%)
      3,733    Baldor Electric                                     98,000
      5,800    Solectron Corp.                                    257,012
                                                             ------------
                                                                  355,012
                                                             ------------
  Electronics (Semi-Conductors) (1.19%)
      2,000    Intel Corp.                                        161,625
                                                             ------------
  Financial (Miscellaneous) (17.58%)
      4,300    American Express Co.                               438,600
      2,100    Edwards (AG) Inc.                                   94,500
      5,500    Federal Home Loan Mortgage                         254,719
      2,100    Household International                            276,019
      6,850    MBNA Corporation                                   232,044
      5,000    Merrill Lynch & Co. Inc.                           438,750
     12,250    Student Loan Marketing                             522,922
      2,800    Torchmark Corp.                                    124,775
                                                             ------------
                                                                2,382,329
                                                             ------------
  Food Wholesaler (1.05%)
      6,000    Sysco Corp.                                        142,875
                                                             ------------
  Heavy Duty Trucks & Parts (1.14%)
      2,600    Dana Corp.                                         153,725
                                                             ------------
  Insurance (1.01%)
      1,500    Marsh & McLennan                                   136,688
                                                             ------------
  Banks (7.23%)
      5,300    Bank America                                       450,500
      1,300    Bankers Trust N.Y. Corp.                           167,863
      2,100    Fifth Third Bancorp                                115,500
      6,200    Norwest Corp.                                      246,062
                                                             ------------
                                                                  979,925
                                                             ------------
  Medical Equipment & Supplies (6.58%)
      2,100    Becton, Dickinson & Co.                            146,213
      3,900    Biomet Inc.                                        117,000
      4,000    Johnson & Johnson                                  285,500
      4,200    Medtronic Inc.                                     221,025
      2,700    Stryker Corp.                                      121,500
                                                             ------------
                                                                  891,238
                                                             ------------
  Miscellaneous (13.77%)
      2,900    Brady (W.H)                                         88,450
      2,200    Colgate - Palmolive Co.                            197,312
      4,100    Cooper Industries Inc.                             274,187
      2,600    Deere & Co.                                        151,938
      6,000    Energen Corp.                                      133,875
        900    Fastenal Co.                                        50,344
      1,500    GATX Corp.                                         124,312
      2,100    Graco Inc.                                          72,319
      2,000    Harman International Ind.                           86,000
      4,000    Pitney Bowes Inc.                                  192,000
      9,700    Ryan's Family Steakhouse                            97,000
      3,500    Service Corp.                                      144,375
      2,300    Snap On Inc.                                        97,319
      2,200    Tellabs                                            155,925
                                                             ------------
                                                                1,865,356
                                                             ------------
  Pharmaceuticals (9.21%)
      8,100    Merck & Co. Inc.                                   976,050
      3,400    Schering - Plough Corp.                            272,425
                                                             ------------
                                                                1,248,475
                                                             ------------
  Property - Casualty Insurance (3.69%)
      2,000    Chubb Corp.                                        157,875
      1,000    General Re Corp.                                   223,563
      1,400    St. Paul Companies Inc.                            118,650
                                                             ------------
                                                                  500,088
                                                             ------------
  Retail Stores (General Merchandise) (5.18%)
      3,300    Sears Roebuck & Co.                                195,731
     10,000    Wal Mart Stores Inc.                               505,625
                                                             ------------
                                                                  701,356
                                                             ------------
Retail Stores (Specialty) (5.91%)
      2,000    Claire's Stores                                     43,625
      4,800    GAP (The), Inc.                                    246,900
      5,900    Home Depot, Inc.                                   410,788
      4,800    Lillian Vernon Corporation                          82,800
        600    Toys "R" Us *                                       16,537
                                                             ------------
                                                                  800,650
                                                             ------------
  Shoes (1.21%)
      2,200    Nike Inc. Class B                                  105,050
      2,000    Reebok International Ltd.                           58,750
                                                             ------------
                                                                  163,800
                                                             ------------
  Steel (0.80%)
      1,800    Nucor Corp.                                        107,887
                                                             ------------
  Transportation Airlines (2.52%)
      1,000    Delta Air Lines Inc.                               116,250
      3,750    Southwest Airlines                                 102,891
      1,400    UAL Corp.                                          122,062
                                                             ------------
                                                                  341,203
                                                             ------------
  Utilities (Telephone) (5.36%)
      7,400    Ameritech                                          314,962
      6,400    Bellsouth Corp.                                    410,800
                                                             ------------
                                                                  725,762
                                                             ------------
Total Common Stock (cost $10,809,008)                          12,976,203
                                                             ------------
  Principal
   Amount
------------
SHORT-TERM INVESTMENTS (4.16%)
Repurchase Agreement (3.42%)(b)
   $464,000    C.S. First Boston
               5.50%; 5/1/98; (cost $464,000;
               maturity value $464,071)                           464,000
                                                             ------------
  United States Treasury Bill (0.74%)(c)
     100,000   5.06%; 5/21/98 (cost $99,720)                       99,720
                                                             ------------

Total Short-term Investments
  (cost $563,720)                                                $563,720
                                                             ------------
Total Investments
               (cost $11,372,728)(99.93%)(a)                   13,539,923
Other Assets Less Liabilities (.07%)                                9,537
                                                             ------------
 Net Assets (100%)                                            $13,549,460
                                                             ============

* Non-income producing security.

(a) Aggregate cost for federal income tax purposes is $11,372,728.
    At April 30, 1998, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

       Gross unrealized appreciation                           $2,268,257
       Gross unrealized depreciation                             (101,062)
                                                             ------------
      Net unrealized appreciation                              $2,167,195
                                                             ============

(b) The Repurchase Agreement is collateralized by obligations of the United States government and its agencies with a market value of $475,808, which exceeds the value of the repurchase agreement.
    It is the Fund's policy to always receive, as collateral, securities whose value, including accrued interest, will be at least equal to 102% of the dollar amount to be paid to the Fund under each agreement at its maturity. The value of the securities are monitored daily.
    If the value falls below 101% of the amount to be paid at maturity, additional collateral is obtained. The Fund makes payment for such securities only upon physical delivery or evidence of book entry transferred to the account of its custodian.

(c) At April 30, 1998, the market value of $99,720 of the U.S. Treasury
    Bill was pledged to cover margin requirements for futures contracts.

Futures contracts at April 30, 1998:
  (Contracts-$250 times premium/delivery
  month/commitment)
                                                              Unrealized
                                                             Depreciation
                                                             ------------
  S&P 500 Stock Index:
  2/June/Buy                                                     $(35,525)
                                                             ============
See accompanying notes to financial statements




                                                          April 30, 1998
                                                              (Unaudited)
[RIGHTIME LOGO]
Rightime                                        The Rightime MidCap Fund
Family of Funds                                 Portfolio of Investments
------------------------------------------------------------------------
                                                                 Value
  Shares                                                        (Note 1)
-----------                                                     --------
COMMON STOCK (92.44%)
INDUSTRIALS (64.80%)
Aerospace/Defense (1.06%)
      1,500   OEA, Inc.                                          $28,594
      1,800   Precision Castparts Corp.                          111,825
        700   Sequa Corp. Class A*                                51,800
      4,400   Sundstrand Corp.                                   303,875
      2,600   Thiokol Corp.                                      140,075
      2,500   Universal Corp.                                     93,594
                                                            ------------
                                                                 729,763
                                                            ------------
Auto Parts & Equipment (0.68%)
      1,900   Arvin Industries, Inc.                              77,781
      1,700   Borg-Warner Automotive, Inc.                       105,719
      2,500   Federal-Mogul Corp.                                161,719
      4,700   Meritor Automotive Inc.                            121,319
                                                            ------------
                                                                 466,538
                                                            ------------
Biotechnology (1.14%)
      5,400   Biogen, Inc.*                                      239,625
      4,600   Centocor, Inc.*                                    194,063
      9,300   Chiron Corp.*                                      180,187
      5,500   Genzyme Corp.*                                     170,156
                                                            ------------
                                                                 784,031
                                                            ------------
Broadcast Media (0.38%)
      2,472   Chris-Craft Industries, Inc.*                      141,831
      1,900   TCA Cable Television, Inc.                         117,325
                                                            ------------
                                                                 259,156
                                                            ------------
Building Materials (0.27%)
      1,700   Calmat Co.                                          44,519
      1,300   Granite Construction Co.                            38,431
      1,500   Southdown, Inc.*                                   106,125
                                                            ------------
                                                                 189,075
                                                            ------------
Cellular Communications (1.00%)
     16,400   Nextel Communications*                             470,475
      6,300   360 Communications Co.                             192,544
      1,500   Vanguard Cellular Systems, Inc.
              Class A*                                            28,500
                                                            ------------
                                                                 691,519
                                                            ------------
Chemicals & Materials (3.26%)
      1,800   A. Schulman Inc.                                    40,275
      5,000   Airgas, Inc.*                                       77,500
      3,200   Albemarle Corp.                                     79,600
      2,100   Betz Laboratories, Inc.                            112,612
      3,500   Cabot Corp.                                        125,781
      2,800   Calgon Carbon Corp.                                 33,950
      5,400   Crompton & Knowles Corp.                           161,663
      3,400   Cytec Industries, Inc.*                            186,150
      1,700   Dexter Corp.                                        70,231
      5,100   Ethyl Corp.                                         38,887
      2,800   Ferro Corp.                                         80,675
      2,500   Georgia Gulf Corp.                                  64,219
      1,260   Goodrich (B.F.) Co.                                 67,804
      1,000   H.B. Fuller Co.                                     62,750
      4,300   IMC Global Inc.                                    154,800
        500   Lawter International Inc.                            5,250
      3,800   Lubrizol Corp.                                     140,125
      5,900   Lyondell Petrochemical Co.                         193,963
      3,700   M.A. Hanna Co.                                      84,869
      3,700   Olin Corp.                                         173,206
      7,100   RPM Inc. (Ohio)                                    122,475
      4,200   Witco Chemical Corp.                               166,425
                                                            ------------
                                                               2,243,210
                                                            ------------
Commercial Services (Advertising) (0.71%)
      1,700   Information Resources, Inc.*                        31,769
      9,600   Omnicom Group Inc.                                 454,800
                                                            ------------
                                                                 486,569
                                                            ------------
Commercial Services (Specialized) (0.70%)
      2,100   Banta Corp.                                         67,200
      3,600   Comsat Corp.                                       145,350
      2,400   Fiserv, Inc.*                                      156,900
      1,800   Jacobs Engineering Group Inc.*                      60,075
      2,500   Rollins, Inc.                                       49,844
                                                            ------------
                                                                 479,369
                                                            ------------
Computer Hardware (2.08%)
      2,000   Exabyte Corp.*                                      22,875
      5,400   Lexmark Intl                                       312,525
      4,800   Mentor Graphics Corp.*                              50,400
      7,400   Quantum Corp.*                                     173,900
      2,400   Sequent Computer Systems, Inc.*                     47,100
      8,000   Solectron Corp.*                                   354,500
      4,700   Storage Technology Corp.*                          396,856
      1,700   Stratus Computer, Inc.*                             74,056
                                                            ------------
                                                               1,432,212
                                                            ------------
Computer Software & Services (5.71%)
     12,600   America Online, Inc.*                            1,008,000
      6,200   BMC Software, Inc.*                                580,088
     14,400   Cadence Design Systems, Inc.*                      522,900
      5,400   Comdisco, Inc.                                     238,950
      9,200   Compuware Corp.*                                   449,650
      3,900   Electronic Arts*                                   180,375
     11,200   Informix Corp.*                                    110,775
      2,500   Micro Warehouse Inc.*                               39,062
      1,300   Policy Management Systems Corp.*                   104,813
      6,600   Sterling Commerce                                  280,912
      2,300   Structural Dynamics Research Corp.*                 64,975
      6,400   SunGard Data Systems*                              228,000
      4,000   Symantec Corp.*                                    116,000
                                                            ------------
                                                               3,924,500
                                                            ------------
Consumer Products (0.50%)
      1,400   Church and Dwight, Inc.                             43,138
      7,000   Dial Corp.                                         170,625
      3,000   First Brands Corp.                                  80,437
      1,400   Stanhome, Inc.                                      46,900
                                                            ------------
                                                                 341,100
                                                            ------------
Electrical Components & Other Equipment (5.53%)
      6,500   Altera Corp.*                                      263,250
     10,300   Analog Devices, Inc.*                              401,056
      7,400   Arrow Electronics, Inc.*                           202,113
      5,300   Atmel Corp.*                                       106,994
      3,000   Avnet, Inc.                                        185,062
      3,200   Best Buy, Inc.*                                    224,800
      4,900   Cirrus Logic*                                       51,144
      6,500   Cypress Semiconductor Corp.*                        65,000
      4,900   Hubbell Inc. Class B                               241,631
      3,100   Imation Corp.                                       58,512
      5,600   Linear Technology Corp.                            450,800
      1,800   Magnatek*                                           35,438
      7,800   Maxim Integrated Products, Inc.*                   314,925
     11,425   Molex, Inc.                                        327,041
      5,400   Sensormatic Electronics Corp.                       84,375
      4,350   Symbol Technologies, Inc.*                         167,475
      3,900   Teradyne, Inc.*                                    142,350
      3,400   UCAR International, Inc.*                          110,500
      2,200   Varian Associates, Inc.                            107,662
      4,700   Vishay Intertechnology, Inc.*                       86,069
      3,800   Xilinx, Inc.*                                      173,850
                                                            ------------
                                                               3,800,047
                                                            ------------
Electrical Equipment (0.37%)
      5,900   Integrated Device Technology, Inc. *                71,169
      4,400   SCI Systems, Inc.                                  181,225
                                                            ------------
                                                                 252,394
                                                            ------------
Foods & Beverages (3.85%)
      3,200   Bob Evans Farms, Inc.                               65,200
     24,200   Coca-Cola Enterprises, Inc.                        913,550
      2,900   Dean Foods Corp.                                   135,937
      4,400   Dole Food Co.                                      197,725
      1,800   Dreyer's Grand Ice Cream, Inc.                      45,450
      6,500   Flowers Industries, Inc.                           138,938
      3,100   Hannaford Brothers Co.                             137,756
      3,700   Hormel Foods Corp.                                 125,800
      6,700   IBP, Inc.                                          138,187
      1,300   International Multifoods Corp.                      37,781
      5,400   Interstate Bakeries                                171,113
      2,200   J.M. Smucker Co. Class A                            54,037
      2,200   Lance, Inc.                                         47,300
      3,000   McCormick & Co., Inc.                              102,750
     12,600   Tyson Foods, Inc.                                  243,337
      1,800   Universal Foods Corp.                               91,013
                                                            ------------
                                                               2,645,874
                                                            ------------
Health Care Products (Distribution) (0.51%)
      3,700   Bergen Brunswig Corp. Class A                      167,887
      6,800   Sybron Corp.*                                      180,200
                                                            ------------
                                                                 348,087
                                                            ------------
Health Care Services (1.99%)
      3,800   Apria Healthcare*                                   36,338
      2,300   First Health Group Inc.                            135,700
      6,000   Foundation Health Systems Class A                  173,625
     11,900   Health Management Associates
              Class A*                                           374,850
      3,300   Healthcare & Retirement Corp.*                     134,475
      9,000   Laboratory Corp. of America*                        22,500
      4,500   NovaCare, Inc.*                                     62,719
      5,700   Oxford Health Plan*                                 97,612
      2,700   Pacificare Health System "B"                       193,388
      5,000   Vencor, Inc.*                                      135,625
                                                            ------------
                                                               1,366,832
                                                            ------------
Iron & Steel (0.19%)
        800   Cleveland-Cliffs Iron Co.                           44,800
      1,300   Lukens, Inc.                                        45,094
      1,800   Oregon Steel Mills, Inc.                            42,750
                                                            ------------
                                                                 132,644
                                                            ------------
Leisure Time (Products) (1.00%)
      5,400   Callaway Golf Co.                                  147,150
      9,700   Harley-Davidson, Inc.                              349,200
      6,800   International Game Technology                      189,125
                                                            ------------
                                                                 685,475
                                                            ------------
Leisure Time (Services) (0.46%)
      7,300   Circus Circus Enterprises Inc.*                    131,856
      7,100   Viad Corp.                                         183,269
                                                            ------------
                                                                 315,125
                                                            ------------
Manufacturing (Diversified Industries) (1.97%)
      4,500   AGCO Corp.                                         120,375
      2,100   Ametek Inc.                                         63,919
      4,600   Burlington Industries*                              80,500
      1,400   Carlisle Co., Inc.                                  71,050
      4,400   Danaher Corp.                                      316,250
      3,000   GenCorp, Inc.                                       91,312
      3,600   Harsco Corp.                                       165,600
      6,700   NCR Corporation                                    245,806
      2,700   Pentair, Inc.                                      116,775
      1,600   Tecumseh Products Co. Class A                       80,600
                                                            ------------
                                                               1,352,187
                                                            ------------
Manufacturing (Specialized Industries) (2.86%)
      1,800   Albany International Corp.                          51,300
      5,600   American Power Conversion Corp.*                   180,250
        273   Culligan Water Technologies*                        15,851
      4,100   Dentsply International                             134,788
      2,800   Donaldson Co., Inc.                                 71,050
      3,400   Federal Signal Corp.                                72,887
      2,200   Flowserve Corp.                                     65,725
      2,300   Kaydon Corp.                                       100,769
      1,800   Kennametal, Inc.                                    95,963
        700   Lawson Products, Inc.                               17,675
      6,800   Leggett & Platt, Inc.                              353,175
      2,200   Modine Manufacturing Co.                            81,812
        500   NCH Corp.                                           31,688
        700   Nordson Corp.                                       32,987
      1,700   R. P. Scherer Corp.*                               124,100
      2,400   Stewart & Stevenson Services, Inc.                  53,400
      2,700   Teleflex Inc.                                      114,750
      3,200   Trinity Industries, Inc.                           163,200
      2,000   Watts Industries Class A                            51,250
      3,200   York International Corp.                           157,800
                                                            ------------
                                                               1,970,420
                                                            ------------
Medical Products & Supplies (1.11%)
      2,200   Acuson Corp.*                                       41,250
      4,200   Allegiance Corp.                                   191,625
      1,000   Atl Ultrasound Inc                                  48,375
      2,100   Beckman Instruments                                116,944
      1,000   Datascope Corp.*                                    28,125
        600   Diagnostic Products Corp.                           16,987
        333   Sonosight Inc.                                       2,729
      7,100   Stryker Corp.                                      319,500
                                                            ------------
                                                                 765,535
                                                            ------------
Metals (Specialty) (0.45%)
      4,000   Alumax, Inc.*                                      197,500
      1,200   Brush Wellman, Inc.                                 32,700
      1,400   Carpenter Technology Corp.                          81,288
                                                            ------------
                                                                 311,488
                                                            ------------
Miscellaneous (7.03%)
      4,200   A.C. Nielson                                       117,600
      9,600   ADC Telecommunications, Inc.*                      287,400
      4,100   AK Steel Holding Corp.                              86,100
      5,000   American Water Works Co., Inc.                     149,687
      3,700   Cintas Corp.                                       176,212
      7,700   Clayton Homes Inc.                                 154,481
      5,000   Diebold, Inc.                                      205,000
      3,200   Gtech Holdings Corp.*                              114,800
      3,900   Hillenbrand Industries, Inc.                       243,263
      2,900   Kelly Services, Inc. Class A                       107,300
      5,700   LCI International, Inc.*                           226,575
      3,300   Lancaster Colony Corp.                             127,463
      3,400   Litton Industries, Inc.*                           204,000
      6,100   Manpower Inc.                                      268,781
      4,700   Mark IV Industries, Inc.                            98,994
        700   Maxxam Inc.*                                        42,919
      5,400   McKesson Corp.                                     381,713
      5,300   Medaphis Corp.*                                     48,694
      1,500   Minerals Technologies, Inc.                         81,656
      2,500   Newport News Shipbuilding                           67,969
      3,700   Ogden Corp.                                        113,775
      6,000   Olsten Corp.                                        82,125
      8,000   Paychex, Inc.                                      434,500
      3,515   Promus Hotel Corp. *                               158,834
      6,500   Robert Half International, Inc.*                   351,813
      3,400   Ruddick Corp.                                       60,988
      3,100   Sealed Air Corp.*                                  194,331
      4,100   Sotheby's Holdings Class A                          94,556
      6,000   Stewart Enterprises, Inc. Class A                  154,500
                                                            ------------
                                                               4,836,029
                                                            ------------
Office Equipment & Supplies (1.75%)
      3,800   Herman Miller, Inc.                                114,712
      4,400   Hon Industries, Inc.                               140,800
     11,500   Office Depot, Inc.*                                380,938
      9,100   Officemax Inc.*                                    171,194
      6,000   Reynolds & Reynolds Class A                        138,000
      1,000   The Standard Register Co.                           39,937
      6,100   Viking Office Products*                            147,544
      2,000   Wallace Computer Services, Inc.                     72,125
                                                            ------------
                                                               1,205,250
                                                            ------------
Oil & Gas (2.89%)
      8,800   El Paso Natural Gas                                325,050
      1,700   Indiana Energy, Inc.                                53,550
      2,700   Keyspan Energy Corp                                 92,138
      3,300   Murphy Oil Corp.                                   169,744
      4,200   Noble Affiliates, Inc.                             181,125
      2,000   Pioneer Natural Resources                           47,875
      2,500   Quaker State Corp.                                  45,156
      6,900   Ranger Oil Ltd.*                                    47,869
      4,700   Seagull Energy Corp.*                               80,194
      8,500   Tosco Corp.                                        302,812
      5,300   Ultramar Diamond Shamrock                          171,256
      3,600   Valero Energy                                      116,550
      4,700   Varco International, Inc.*                         144,525
      6,660   Williams Cos., Inc.                                210,623
                                                            ------------
                                                               1,988,467
                                                            ------------
Oil & Gas Drilling (3.30%)
      5,800   BJ Services Co.*                                   217,500
     10,400   ENSCO International, Inc.*                         293,800
     12,500   Global Marine, Inc.*                               294,531
      7,000   Nabors Industries, Inc.*                           176,313
      9,800   Noble Drilling Corp.*                              316,662
      5,500   Parker Drilling Co.*                                56,375
      2,900   Smith International, Inc.*                         170,375
      3,500   Tidewater, Inc.                                    138,688
      7,400   Transocean Offshore                                413,475
      3,800   Weatherford Enterra Inc.*                          190,237
                                                            ------------
                                                               2,267,956
                                                            ------------
Paper/Forest Products/Containers (1.99%)
      2,800   Bowater, Inc.                                      156,625
      1,700   Chesapeake Corp. of Virginia                        61,838
      3,300   Consolidated Papers                                218,419
      1,200   Gibson Greetings, Inc.*                             31,387
      3,800   Longview Fiber Co.                                  64,363
      3,100   P.H. Glatfelter Co.                                 55,994
      2,200   Rayonier Inc.                                      110,275
      6,600   Sonoco Products                                    265,237
      4,900   Unisource Worldwide Inc.                            62,169
      2,500   Vulcan Materials Co.                               287,656
      2,700   Wausau-Mosinee Paper Corp.                          57,206
                                                            ------------
                                                               1,371,169
                                                            ------------
Pharmaceuticals (1.33%)
      3,400   Carter-Wallace, Inc.                                61,413
      1,900   Covance Inc.                                        40,731
      6,000   Forest Laboratories, Inc.*                         217,125
      7,800   IVAX Corp.                                          76,050
      9,000   Mylan Laboratories, Inc.                           244,125
      6,400   Watson Pharmaceuticals, Inc.*                      275,200
                                                            ------------
                                                                 914,644
                                                            ------------
Pollution Control (0.73%)
      5,300   U.S. Filter Corp.*                                 172,912
      6,700   USA Waste Service*                                 328,719
                                                            ------------
                                                                 501,631
                                                            ------------
Publishing (Books) (0.17%)
      2,200   Houghton Mifflin Co.                                71,638
      1,200   Scholastic Corp.*                                   44,700
                                                            ------------
                                                                 116,338
                                                            ------------
Publishing (Newspapers) (1.20%)
      2,900   A. H. Belo Corp. Class A                           153,519
      3,400   Lee Enterprises, Inc.                              106,462
      2,000   Media General, Inc. Class A                         95,000
        900   Washington Post Co. Class B                        471,825
                                                            ------------
                                                                 826,806
                                                            ------------
Restaurants (0.68%)
      5,900   Brinker International, Inc.*                       141,600
      1,900   Buffets Inc.*                                       28,144
      2,400   Cracker Barrel Old Country
              Stores, Inc.                                        88,200
      2,700   Lone Star Steakhouse & Saloon*                      57,375
      3,500   Outback Steakhouse*                                133,437
        700   Sbarro, Inc.                                        20,650
                                                            ------------
                                                                 469,406
                                                            ------------
Retail Stores (General Merchandise) (0.89%)
      7,886   Consolidated Stores, Inc. *                        315,440
      2,800   Fastenal Co.                                       156,625
      3,200   Fred Meyer Inc.                                    143,600
                                                            ------------
                                                                 615,665
                                                            ------------
Retail Stores (Specialty) (4.85%)
      2,200   AnnTaylor Stores Corp.*                             35,062
      5,000   Bed Bath & Beyond, Inc.*                           246,250
      2,800   BJ's Wholesale Club                                112,175
      3,500   Claire's Stores, Inc.                               76,344
     10,500   Dollar General Corp.                               397,688
      6,300   Family Dollar Stores, Inc.                         214,200
      3,400   Fingerhut Co.                                      100,725
      3,800   Heilig-Meyers Co.                                   53,437
      3,900   Jones Apparel Group, Inc. *                        233,269
     10,600   Kohls Corp.*                                       437,913
      2,400   Lands' End, Inc.*                                   88,500
      2,700   Nine West Group, Inc.*                              75,094
      1,800   Payless Shoesource Inc.                            128,700
      5,600   Perrigo Co.*                                        72,450
      7,000   Service Merchandise Co., Inc.*                      14,875
     18,000   Staples, Inc.*                                     444,375
      5,700   Starbucks Corp.*                                   274,312
      2,000   Superior Industries
              International, Inc.                                 64,250
      2,500   Tiffany & Co.                                      113,750
      3,600   Warnaco Group                                      152,100
                                                            ------------
                                                               3,335,469
                                                            ------------
Textile Specialty (0.21%)
      2,300   Unifi, Inc.                                         88,119
      2,400   Wellman, Inc.                                       54,300
                                                            ------------
                                                                 142,419
                                                            ------------
Total Industrial                                              44,564,399
                                                            ------------
TRANSPORTATION (1.61%)
Airfreight (0.34%)
      3,000   Airborne Freight Corp.                             118,875
      2,900   Pittston Services Group                            113,462
                                                            ------------
                                                                 232,337
                                                            ------------
Airlines (0.14%)Xx
      1,000   Alaska Air Group, Inc.*                             56,125
      1,100   ASA Holdings Inc                                    41,800
                                                            ------------
                                                                  97,925
                                                            ------------
Railroads (0.63%)
         79   Illinois Central Corp.                               3,140
      1,900   GATX Corp.                                         157,462
      6,000   Kansas City Southern Industries, Inc.              271,125
                                                            ------------
                                                                 431,727
                                                            ------------
Shipping (0.15%)
      2,400   Alexander & Baldwin, Inc.                           68,700
      1,800   Overseas Shipholding Group Inc.                     38,250
                                                            ------------
                                                                 106,950
                                                            ------------
Truckers (0.35%)
      1,900   Arnold Industries, Inc.                             30,400
      3,400   CNF Transportation Inc.                            131,325
      2,400   J.B. Hunt Transport Services, Inc.                  76,800
                                                            ------------
                                                                 238,525
                                                            ------------
Total Transportation                                           1,107,464
                                                            ------------
UTILITIES (10.24%)
Electric Utilities (8.04%)
     10,600   AES Corp.*                                         584,988
      9,000   Allegheny Energy Inc.                              275,625
      1,500   Black Hills Corp.                                   31,406
      7,000   CMS Energy Corp.                                   305,812
      4,500   Calenergy                                          146,813
      2,300   Central Maine Power Co.                             41,831
      1,700   Cleco Corp                                          54,612
      7,425   Conectiv Inc.                                      155,461
        487   Conectiv Inc. Pref. "A"                             15,980
      3,300   Florida Progress Corp.                             134,063
      2,300   Hawaiian Electric Industries Inc.                   93,150
      2,400   Idaho Power Co.                                     85,500
      5,300   Illinova Corp.                                     161,981
      1,400   Interstate Energy Corp.                             44,187
      3,000   Ipalco Enterprises, Inc.                           130,688
      4,500   Kansas City Power & Light Co.                      133,875
      4,900   LG&E Energy Corp.                                  129,850
      7,400   Midamerican Energy Hldgs.                          156,325
      2,300   Minnesota Power & Light Co.                         93,725
      4,000   Montana Power Co.                                  148,750
      1,600   NIPSCO Industries, Inc.                             42,900
      3,300   Nevada Power Co.                                    81,056
      7,720   New Century Energies                               366,700
      4,700   New England Electric System                        204,450
      2,700   New York State Electric & Gas Corp.                112,725
      9,400   Northeast Utilities                                132,775
      3,000   OGE Energy Corp                                    164,812
      2,382   PG & E Corporation                                  77,117
      5,200   Pinnacle West Capital Corp.                        230,100
      7,700   Potomac Electric Power Co.                         188,650
      3,000   Public Service Co. of New Mexico                    69,188
      6,200   Puget Sound Power & Light Co.                      163,137
      7,800   SCANA Corp.                                        233,025
      9,500   TECO Energy, Inc.                                  252,938
      4,000   Utilicorp United, Inc.                             150,500
      4,500   Wisconsin Energy Corp.                             137,250
                                                            ------------
                                                               5,531,945
                                                            ------------
Gas Utilities (0.93%)
      3,600   AGL Resources Inc.                                  74,925
      5,600   MCN Corp.                                          211,400
      2,900   National Fuel & Gas Co.                            133,400
      3,000   Questar Corp.                                      130,125
      3,200   Washington Gas Light Corp.                          87,000
                                                            ------------
                                                                 636,850
                                                            ------------
Telephone Companies (Local) (1.27%)
      2,700   Aliant Communication                                76,612
      6,600   Century Telephone Enterprises, Inc.                280,913
      4,900   Southern New England
              Telecommunications Corp.                           343,000
      3,600   Telephone & Data Systems, Inc.                     171,000
                                                            ------------
                                                                 871,525
                                                            ------------
Total Utilities                                                7,040,320
                                                            ------------
FINANCIAL (15.79%)
Banks (9.09%)
      2,880   Charter One Financial                              194,940
      3,400   City National Corp.                                126,437
      8,100   Crestar Financial Corp.                            484,481
     12,300   First Security Corp.                               301,350
      8,400   First Tennessee National Corp.                     289,275
      3,950   First Virginia Banks, Inc.                         220,706
     10,600   Firstar Corp.                                      395,513
      9,500   Hibernia Corp. Class A                             194,156
      4,800   Marshall & Ilsley Corp.                            280,800
      7,950   Mercantile Bancorp, Inc.                           440,231
      5,200   Mercantile Bankshares Corp.                        199,550
      7,080   National City Corp.                                490,290
      8,200   Northern Trust Corp.                               598,600
      6,100   Pacific Century Financial Corp                     150,594
      9,700   Regions Financial Corp.                            423,162
     10,800   SouthTrust Corp.                                   461,025
      9,450   Summit Bancorp                                     473,681
      4,700   Union Planters Corp.                               289,050
      1,827   Wachovia Corp.                                     155,181
      1,300   Wilmington Trust Corp.                              84,013
                                                            ------------
                                                               6,253,035
                                                            ------------
Brokerage (1.86%)
      8,900   Bear Sterns Co., Inc.                              507,856
      7,100   A.G. Edwards & Sons, Inc.                          319,500
     10,100   PaineWebber Group, Inc.                            452,606
                                                            ------------
                                                               1,279,962
                                                            ------------
Financial Miscellaneous (1.24%)
      4,900   Capital One Financial Corp.                        470,706
      3,000   Finova Group, Inc.                                 175,688
      2,500   The PMI Group Inc.                                 203,125
                                                            ------------
                                                                 849,519
                                                            ------------
Insurance (2.16%)
      8,600   AFLAC, Inc.                                        559,000
      2,600   AMBAC, Inc.                                        147,387
      4,600   American Financial Group, Inc.                     200,388
      1,500   HSB Group Inc.                                      99,000
      7,300   Provident Cos., Inc.*                              285,156
      2,500   Transatlantic Holdings                             192,031
                                                            ------------
                                                               1,482,962
                                                            ------------
Investment Management (1.44%)
     12,600   Franklin Resources Corp.                           674,100
      4,200   T. Rowe Price                                      317,100
                                                            ------------
                                                                 991,200
                                                            ------------
Total Financial                                               10,856,678
                                                            ------------
Total Common Stock
(cost $52,004,887)                                            63,568,861
                                                            ------------

SHORT-TERM INVESTMENTS (7.37%)
Repurchase Agreement (4.48%)(b)
$3,083,000    CS First Boston Corp. 5.50%
              5/1/98 (cost $3,083,000;
              maturity value $3,083,471)                       3,083,000
                                                            ------------
United States Treasury Bill (2.89%)(c)
   2,000,000  5.00%; 6/19/98 (cost $1,986,640)                 1,986,640
                                                            ------------
Total Short-term Investments
             (cost $5,069,640)                                 5,069,640
                                                            ------------
Total Investments (cost $57,074,527)(a)
             (99.81%)(a)                                      68,638,501
Other Assets Less Liabilities (0.19%)                            129,831
                                                            ------------
Net Assets (100.00%)                                         $68,768,332
                                                            ============

* Non-income producing security.

(a) Aggregate cost for federal income tax purposes is $57,074,527. At
    April 30, 1998, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

       Gross unrealized appreciation                         $13,602,585
       Gross unrealized depreciation                          (2,038,611)
                                                            ------------
       Net unrealized appreciation                           $11,563,974
                                                            ============

(b) The Repurchase Agreement is collateralized by obligations of the United States government and its agencies with a market value of $3,161,549, which exceeds the value of the repurchase agreement.
    It is the Fund's policy to always receive, as collateral, securities whose value, including accrued interest, will be at least equal to 102% of the dollar amount to be paid to the Fund under each agreement at its maturity. The value of the securities are monitored daily. If the value falls below 101% of the amount to be paid at maturity, additional collateral is obtained. The Fund makes payment for such securities only upon physical delivery or evidence of book entry transferred to the account of its custodian.

(c) At April 30, 1998, the market value of $1,986,640 of the U.S. Treasury
    Bill was pledged to cover margin requirements for futures contracts.

Futures contracts at April 30, 1998:
(Contracts-$500 times premium/delivery
  month/commitment)
                                                             Unrealized
                                                            Appreciation
                                                            ------------
              S&P 400 Stock Index:
              25/June/Buy                                       $283,750
                                                            ============
See accompanying notes to financial statements





[RIGHTIME LOGO]
Rightime                                                                                          Statement of
Family of Funds                                                                         Assets and Liabilities
--------------------------------------------------------------------------------------------------------------
                                                                                   The Rightime
                                                                                    Government    The Rightime
                                                                    The Rightime    Securities      Blue Chip
                                                                        Fund           Fund           Fund
                                                                    ------------   ------------   ------------
ASSETS
Investments in securities, at market value
  (Identified cost $92,351,223, $6,479,493 and
  $157,603,371, respectively) (Note 1)                               $112,040,843     $7,092,203   $242,835,812
Cash                                                                       37,555            794             --
Receivables:
  Dividends and interest                                                   40,984         76,261        284,045
  Fund shares sold                                                         13,616            964         91,215
  Investment securities sold                                                   --             --     24,992,691
  Variation margin                                                        229,967         16,734        681,449
Prepaid expenses and other assets                                          38,106          3,127         61,900
                                                                    -------------  -------------  -------------
Total assets                                                          112,401,071      7,190,083    268,947,112
                                                                    -------------  -------------  -------------

LIABILITIES
Payables:
  Fund shares repurchased                                                 185,901         18,484        392,119
Accrued expenses                                                          (12,279)         7,308        (31,578)
Other liabilities                                                           5,781          1,179        140,752
                                                                    -------------  -------------  -------------
Total liabilities                                                         179,403         26,971        501,293
                                                                    -------------  -------------  -------------
NET ASSETS (applicable to 3,264,293; 591,789;
and 6,867,469, outstanding shares, respectively) (Note 4)            $112,221,668     $7,163,112   $268,445,819
                                                                    =============  =============  =============
Net asset value and redemption price per share                             $34.38         $12.10         $39.09
                                                                         ========       ========       ========

Maximum offering price per share                                           $34.38          12.70(1)      $41.04(1)
                                                                         ========       ========       ========

NET ASSETS
At April 30, 1998 net assets consisted of:
  Paid-in capital                                                     $96,273,499    $13,185,455   $167,922,765
  Undistributed net investment income (loss)                              792,318          2,991       (402,000)
  Undistributed net realized gain (loss) on investments                (5,032,319)    (6,646,169)    14,811,876
  Net unrealized appreciation of investments                           19,689,620        612,710     85,232,441
  Net unrealized appreciation of futures contracts                        498,550          8,125        880,737
                                                                    -------------  -------------  -------------
                                                                     $112,221,668     $7,163,112   $268,445,819
                                                                    =============  =============  =============

(1) Net asset value plus 4.99% of net asset value or 4.75% of offering price.

See accompanying notes to financial statements


April 30, 1998 (Unaudited)
                                                                    The Rightime
                                                                       Social      The Rightime
                                                                      Awareness       MidCap
                                                                        Fund           Fund
                                                                    ------------   ------------
ASSETS
Investments in securities, at market value
  (Identified cost $11,372,728 and $57,074,527, respectively)
  (Note 4)                                                            $13,539,923    $68,638,501
Cash                                                                        2,008             --
Receivables:
  Dividends and interest                                                   10,597         61,155
  Fund shares sold                                                          1,046          5,947
  Variation margin                                                          9,200         66,649
Prepaid expenses and other assets                                           3,502         18,003
                                                                     ------------   ------------
Total assets                                                           13,566,276     68,790,255
                                                                     ------------   ------------

LIABILITIES
Payables:
  Fund shares repurchased                                                   9,612         28,181
Accrued expenses                                                            6,936         (8,045)
Other liabilities                                                             268          1,787
                                                                     ------------   ------------
Total liabilities                                                          16,816         21,923
                                                                     ------------   ------------
NET ASSETS (applicable to 391,043 and 2,072,031
outstanding shares, respectively) (Note 4)                            $13,549,460    $68,768,332
                                                                     ============   ============

Net asset value and redemption price per share                             $34.65(1)      $33.19(1)
                                                                         ========       ========
Maximum offering price per share                                           $36.38(1)      $34.85(1)
                                                                         ========       ========

NET ASSETS
At April 30, 1998 net assets consisted of:
  Paid-in capital                                                     $11,014,315    $55,492,521
  Undistributed net investment loss                                       (50,775)      (177,566)
  Undistributed net realized gains on investments                         383,200      1,605,653
  Net unrealized appreciation of investments                            2,167,195     11,563,974
  Net unrealized appreciation of futures contracts                         35,525        283,750
                                                                     ------------   ------------
                                                                      $13,549,460    $68,768,332
                                                                     ============   ============

(1) Net asset value plus 4.99% of net asset value or 4.75% of offering price.

See accompanying notes to financial statements





[RIGHTIME LOGO]
Rightime                                                                                        Statement of
Family of Funds                                                                                   Operations
------------------------------------------------------------------------------------------------------------
                                                                                 The Rightime
                                                                                  Government    The Rightime
                                                                  The Rightime    Securities      Blue Chip
                                                                      Fund           Fund           Fund
                                                                   -----------    -----------    -----------
INVESTMENT INCOME
Income
  Dividends                                                            $440,634            $--     $1,914,082
  Interest                                                            1,799,114        236,373        361,919
                                                                  -------------  -------------  -------------
    Total income                                                      2,239,748        236,373      2,276,001
                                                                  -------------  -------------  -------------
EXPENSES
  Administrative services (Note 2)                                      556,972         29,204      1,104,836
  Distribution costs -- service charge (Notes 2 and 3)                  146,572          9,735        324,952
  Investment advisory fees (Note 2)                                     293,143         15,576        649,904
  Distribution costs -- 12b-1 (Notes 2 and 3)                           293,143             --        324,952
  Transfer agent fees (Note 2)                                           87,849         14,730        144,276
  Accounting services (Note 2)                                           21,569             --         30,117
  Legal and audit fees                                                   16,013          6,585         25,888
  Insurance                                                               4,013            420         12,212
  Reports to shareholders                                                 7,314          3,285         16,852
  Custody fees                                                            8,214          2,400         21,981
  Registration fees                                                       7,614          4,980          9,037
  Directors fees                                                          3,414            360         10,746
  Miscellaneous                                                              --             11             --
                                                                  -------------  -------------  -------------
  Total expenses                                                      1,445,830         87,286      2,675,751
                                                                  -------------  -------------  -------------
    Net investment income (loss)                                        793,918        149,087       (399,750)
                                                                  -------------  -------------  -------------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
  Net realized gain from security transactions                        3,645,774         45,000     30,041,714
  Capital gain distribution from regulated investment companies       5,638,301             --             --
  Net realized gain on futures contracts                              2,023,862         80,202      2,430,996
  Increase  in unrealized appreciation of investments                 4,616,238        105,210     16,943,563
  Increase in unrealized appreciation (depreciation) of futures
    contracts                                                           994,800        (50,906)     1,316,337
                                                                  -------------  -------------  -------------
    Net gain on investments                                          16,918,975        179,506     50,732,610
                                                                  -------------  -------------  -------------
      Net increase in net assets resulting from operations          $17,712,893       $328,593    $50,332,860
                                                                  =============  =============  =============

See accompanying notes to financial statements


For The Six Months Ended April 30, 1998 (Unaudited)
-----------------------------------------------------------------------------------------------
                                                                     The Rightime   The Rightime
                                                                    Social Awarenes    MidCap
                                                                        Fund           Fund
                                                                   ------------    ------------
INVESTMENT INCOME
Income
  Dividends                                                             $77,641       $381,072
  Interest                                                               19,800        202,853
                                                                   ------------   ------------
    Total income                                                         97,441        583,925
                                                                   ------------   ------------
EXPENSES
  Administrative services (Note 2)                                       53,495        288,595
  Distribution costs -- service charge (Notes 2 and 3)                   15,734         84,881
  Investment advisory fees (Note 2)                                      31,468        169,762
  Distribution costs -- 12b-1 (Notes 2 and 3)                            15,734         84,881
  Transfer agent fees (Note 2)                                            6,238         50,081
  Accounting services (Note 2)                                            6,308         19,064
  Legal and audit fees                                                    3,570          9,301
  Insurance                                                                 600          3,784
  Reports to shareholders                                                   840          5,032
  Custody fees                                                            2,700          9,741
  Registration fees                                                       4,980          5,571
  Directors fees                                                            540          3,257
  Organization costs                                                         --          1,716
  Miscellaneous                                                           5,692             --
                                                                   ------------   ------------
    Total expenses                                                      147,899        735,666
                                                                   ------------   ------------
      Net investment loss                                               (50,458)      (151,741)
                                                                   ------------   ------------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
  Net realized gain from security transactions                          319,545        601,631
  Net realized gain on futures contracts                                 53,392        896,834
  Increase in unrealized appreciation of investments                  2,196,504      9,313,551
  Increase in unrealized appreciation of futures contracts               45,450        379,000
                                                                   ------------   ------------
    Net gain on investments                                           2,614,891     11,191,016
                                                                   ------------   ------------
    Net increase in net assets resulting from operations             $2,564,433    $11,039,275
                                                                   ============   ============

See accompanying notes to financial statements





[RIGHTIME LOGO]
Rightime                                                                                        Statement of
Family of Funds                                                                        Changes in Net Assets
------------------------------------------------------------------------------------------------------------
                                                                                         The Rightime Government
                                                         The Rightime Fund                    Securities Fund
                                                  ---------------------------------          ----------------
                                                      For Six Months                            For Six Months
                                                  Ended April 30, 1998    For Year Ended     Ended April 30, 1998
                                                       (Unaudited)       October 31, 1997        (Unaudited)
                                                       ------------         ------------         ------------
OPERATIONS
  Net investment income (loss)                            $793,918           $1,797,380             $149,087
  Net realized gain (loss) from security
    transactions                                         3,645,774           (3,854,154)              45,000
  Capital gain distributions from
    regulated investment companies                       5,638,301            7,369,199                   --
  Net realized gain (loss) on
    futures contracts                                    2,023,862          (20,966,302)              80,202
  Net increase (decrease) in unrealized
    appreciation of investments                          4,616,238           11,322,305              105,210
  Net increase (decrease) in unrealized
    appreciation of futures contracts                      994,800              614,750              (50,906)
                                                      ------------         ------------         ------------
  Net increase (decrease) in net assets
    resulting from operations                           17,712,893           (3,716,822)             328,593
  Undistributed investment income
    included in price of shares sold
    and repurchased                                             --                   --               (1,356)

DISTRIBUTIONS TO SHAREHOLDERS
  Distributions from net realized
    gains on investments                                        --           (4,673,075)                  --
  Distributions from net investment
    income                                              (1,588,165)          (2,141,411)            (168,841)

CAPITAL SHARE TRANSACTIONS
  Increase (decrease) in net assets resulting
    from capital share transactions
    (Note 4)                                           (29,904,867)         (29,957,165)          (1,127,571)
                                                      ------------         ------------         ------------
  Total increase (decrease)                            (13,780,139)         (40,488,473)            (969,175)

NET ASSETS
  Beginning of year                                    126,001,807          166,490,280            8,132,287
                                                      ------------         ------------         ------------
  End of year *                                       $112,221,668         $126,001,807           $7,163,112
                                                      ============         ============         ============
* Including undistributed net
    investment income (loss) of:                          $792,319           $1,586,565               $2,991
                                                      ============         ============         ============


[RIGHTIME LOGO]
Rightime                                                                                        Statement of
Family of Funds                                                                        Changes in Net Assets
------------------------------------------------------------------------------------------------------------
                                                 The Rightime Government
                                                     Securities Fund          The Rightime Blue Chip Fund
                                                       ------------         --------------------------------
                                                                          For Six Months
                                                      For Year Ended    Ended April 30, 1998    For Year Ended
                                                     October 31, 1997        (Unaudited)       October 31, 1997
                                                       ------------         ------------         ------------
OPERATIONS
  Net investment income (loss)                            $365,748            $(399,750)            $129,471
  Net realized gain (loss) from security
    transactions                                           (72,031)          30,041,714           42,321,971
  Capital gain distributions from
    regulated investment companies                              --                   --                   --
  Net realized gain (loss) on
    futures contracts                                   (1,185,795)           2,430,996          (67,116,929)
  Net increase (decrease) in unrealized
    appreciation of investments                            247,075           16,943,563           26,089,829
  Net increase (decrease) in unrealized
    appreciation of futures contracts                      392,125            1,316,337            6,698,525
                                                      ------------         ------------         ------------
  Net increase (decrease) in net assets
    resulting from operations                             (252,878)          50,332,860            8,122,867
  Undistributed investment income
    included in price of shares sold
    and repurchased                                         (2,805)                  --                   --

DISTRIBUTIONS TO SHAREHOLDERS
  Distributions from net realized
    gains on investments                                        --                   --             (640,796)
  Distributions from net investment
    income                                                (340,930)            (132,464)          (3,389,952)

CAPITAL SHARE TRANSACTIONS
  Increase (decrease) in net assets resulting
    from capital share transactions
    (Note 4)                                            (1,983,711)         (36,141,531)         (27,344,248)
                                                      ------------         ------------         ------------
  Total increase (decrease)                             (2,580,324)          14,058,865          (23,252,129)

NET ASSETS
  Beginning of year                                     10,712,611          254,386,954          277,639,083

  End of year *                                         $8,132,287         $268,445,819         $254,386,954
                                                      ============         ============         ============
* Including undistributed net
    investment income (loss) of:                           $24,101            $(402,000)            $130,214
                                                      ============         ============         ============
See accompanying notes to financial statements


(UNAUDITED)
--------------------------------------------------------------------------------------------------------------

                                                                           The Rightime Social Awareness Fund
                                                                             ---------------------------------
                                                                           For Six Months
                                                                         Ended April 30, 1998    For Year Ended
                                                                             (Unaudited)        October 31, 1997
                                                                             ------------         ------------
OPERATIONS
  Net investment income (loss)                                                  $(50,458)             $58,398
  Net realized gain from security transactions                                   319,545              371,641
  Net realized gain on futures contracts                                          53,392               32,260
  Net increase (decrease) in unrealized appreciation of investments            2,196,504              (29,309)
  Net increase (decrease) in unrealized appreciation of futures contracts
    and written options                                                           45,450               (9,925)
                                                                            ------------         ------------
  Net increase in net assets resulting from operations                         2,564,433              423,065

DISTRIBUTIONS TO SHAREHOLDERS
  Distributions from net realized gains on investments                          (394,194)            (296,922)
  Distributions from net investment income                                       (57,366)            (124,793)

CAPITAL SHARE TRANSACTIONS
  Increase (decrease) in net assets resulting from
    capital share transactions (Note 4)                                          (31,201)           2,722,190
                                                                            ------------         ------------
  Total increase (decrease)                                                    2,081,672            2,773,540

NET ASSETS
  Beginning of year                                                           11,467,788            8,694,248
                                                                            ------------         ------------
  End of year *                                                              $13,549,460          $11,467,788
                                                                            ============         ============
* Including undistributed net investment income (loss) of:                      $(50,775)             $57,049
                                                                            ============         ============


(UNAUDITED)
--------------------------------------------------------------------------------------------------------------
                                                                                 The Rightime MidCap Fund
                                                                              --------------------------------
                                                                             For Six Months
                                                                          Ended April 30, 1998    For Year Ended
                                                                               (Unaudited)        October 31, 1997
                                                                              ------------         ------------
OPERATIONS
  Net investment income (loss)                                                 $(151,741)            $645,123
  Net realized gain from security transactions                                   601,631            1,365,900
  Net realized gain on futures contracts                                         896,834              225,405
Net increase (decrease) in unrealized appreciation of investments              9,313,551            2,250,423
  Net increase (decrease) in unrealized appreciation of futures contracts
    and written options                                                          379,000              (95,250)
                                                                            ------------         ------------
  Net increase in net assets resulting from operations                        11,039,275            4,391,601

DISTRIBUTIONS TO SHAREHOLDERS
  Distributions from net realized gains on investments                        (1,494,459)          (2,647,618)
  Distributions from net investment income                                      (537,779)          (1,467,850)

CAPITAL SHARE TRANSACTIONS
  Increase (decrease) in net assets resulting from
    capital share transactions (Note 4)                                       (9,533,901)         (11,284,897)
                                                                            ------------         ------------
  Total increase (decrease)                                                     (526,864)         (11,008,764)

NET ASSETS
  Beginning of year                                                           69,295,196           80,303,960
                                                                            ------------         ------------
  End of year *                                                              $68,768,332          $69,295,196
                                                                            ============         ============
* Including undistributed net investment income (loss) of:                      $177,566             $511,954
                                                                            ============         ============
See accompanying notes to financial statements




                                                                                Financial
[RIGHTIME LOGO]                                                                Highlights
Rightime                                                         (For a share outstanding
Family of Funds                                                     throughout the period)
-----------------------------------------------------------------------------------------
                                                      Net
                                                   Realized
                        Net                           and                      Distributions
                       Asset           Net        Unrealized                       from
                       Value       Investment        Gain           Total           Net
                     Beginning       Income        (Loss) on        From        Investment
                     of Period       (Loss)       Investments    Operations       Income
-----------------------------------------------------------------------------------------
The Rightime Fund
1998 (a)               $29.95          $0.24          $4.60          $4.84         $(0.41)
1997                    32.09           0.43          (1.24)         (0.81)         (0.42)
1996                    37.55           1.14           2.11           3.25          (0.77)
1995                    35.50          (0.10)          7.21           7.11          (0.30)
1994                    37.42           0.29          (0.49)         (0.20)            --
1993                    34.70          (0.32)          5.47           5.15          (0.05)
-----------------------------------------------------------------------------------------
The Rightime Government Securities Fund
1998 (a)               $11.88          $0.25          $0.23          $0.48         $(0.26)
1997                    12.65           0.53          (0.81)         (0.28)         (0.49)
1996                    13.06           0.52          (0.32)          0.20          (0.61)
1995                    12.93           0.68           0.08           0.76          (0.63)
1994                    14.31           0.61          (1.34)         (0.73)         (0.65)
1993                    13.16           0.66           1.21           1.87          (0.72)
-----------------------------------------------------------------------------------------
The Rightime Blue Chip Fund
1998 (a)               $32.27         $(0.06)         $6.90          $6.84         $(0.02)
1997                    31.88           0.03           0.83           0.86          (0.40)
1996                    32.84           0.40           3.52           3.92          (0.28)
1995                    33.08           0.35           5.66           6.01          (0.46)
1994                    33.14           0.39          (0.04)          0.35          (0.23)
1993                    29.70           0.26           3.41           3.67          (0.23)
-----------------------------------------------------------------------------------------
The Rightime Social Awareness Fund
1998 (a)               $29.31         $(0.13)         $6.64          $6.51         $(0.15)
1997                    29.09           0.17           1.52           1.69          (0.43)
1996                    32.37           0.41           3.88           4.29             --
1995                    26.84           0.08           5.91           5.99          (0.46)
1994                    29.07           0.33          (0.72)         (0.39)            --
1993                    29.64          (0.02)          1.76           1.74          (0.04)
-----------------------------------------------------------------------------------------
The Rightime MidCap Fund
1998 (a)               $29.12         $(0.07)         $5.04          $4.97         $(0.24)
1997                    29.02           0.27           1.33           1.60          (0.54)
1996                    32.95           0.49           2.56           3.05          (0.14)
1995                    28.44           0.26           5.25           5.51          (0.45)
1994                    31.07           0.32          (0.78)         (0.46)          0.00
1993                    27.08          (0.03)          4.80           4.77          (0.05)
-----------------------------------------------------------------------------------------


[RIGHTIME LOGO]                                                   Financial
Rightime                                                         Highlights
Family of Funds              (For a share outstanding throughout the period)
---------------------------------------------------------------------------
                    Distributions                      Net
                        from                          Asset
                      Realized                        Value
                       Capital         Total           End           Total
                        Gains      Distributions    of Period     Return (1)
---------------------------------------------------------------------------
The Rightime Fund
1998 (a)                  $--         $(0.41)        $34.38          16.33%
1997                    (0.91)         (1.33)         29.95          (2.77)
1996                    (7.94)         (8.71)         32.09           8.96
1995                    (4.76)         (5.06)         37.55          23.38
1994                    (1.72)         (1.72)         35.50          (0.48)
1993                    (2.38)         (2.43)         37.42          15.49
---------------------------------------------------------------------------
The Rightime Government Securities Fund
1998 (a)                $ --          $(0.26)        $12.10           4.05%
1997                      --           (0.49)         11.88          (2.10)
1996                      --           (0.61)         12.65           1.48
1995                      --           (0.63)         13.06           6.00
1994                      --           (0.65)         12.93          (5.15)
1993                      --           (0.72)         14.31          14.60
---------------------------------------------------------------------------
The Rightime Blue Chip Fund
1998 (a)                $ --          $(0.02)        $39.09          21.20%
1997                    (0.07)         (0.47)         32.27           2.63
1996                    (4.60)         (4.88)         31.88          12.26
1995                    (5.79)         (6.25)         32.84          22.31
1994                    (0.18)         (0.41)         33.08           1.06
1993                     0.00          (0.23)         33.14          12.41
---------------------------------------------------------------------------
The Rightime Social Awareness Fund
1998 (a)               $(1.02)        $(1.17)        $34.65          22.74%
1997                    (1.04)         (1.47)         29.31           5.77
1996                    (7.57)         (7.57)         29.09          13.62
1995                       --          (0.46)         32.37          22.70
1994                    (1.84)         (1.84)         26.84          (1.27)
1993                    (2.27)         (2.31)         29.07           5.82
---------------------------------------------------------------------------
The Rightime MidCap Fund
1998 (a)               $(0.66)        $(0.90)        $33.19          17.46%
1997                    (0.96)         (1.50)         29.12           5.55
1996                    (6.84)         (6.98)         29.02           9.65
1995                    (0.55)         (1.00)         32.95          20.07
1994                    (2.17)         (2.17)         28.44          (1.38)
1993                    (0.73)         (0.78)         31.07          17.93
---------------------------------------------------------------------------

(a) For six months ended April 30, 1998 (unaudited)
(1) Excludes sales charge

See accompanying notes to financial statements


April 30, 1998 (Unaudited)
-----------------------------------------------------------------------------------------
                                                 RATIOS
               --------------------------------------------------------------------------
                                             Net Investment
                 Net Assets      Expenses     Income (Loss)                    Average
                    At The       to Average    To Average      Portfolio      Commission
                End of Period   Net Assets      Net Assets     Turnover       Rate Paid
-----------------------------------------------------------------------------------------
The Rightime Fund
1998 (a)         $112,221,668           2.47%*         1.36%*        22.88%            --
1997              126,001,807           2.45           1.16          62.01             --
1996              166,490,280           2.45           3.11          15.40             --
1995              158,966,039           2.47          (0.27)          9.45             --
1994              149,207,566           2.51           0.78          11.50             --
1993              172,178,587           2.52          (0.83)          1.86             --
-----------------------------------------------------------------------------------------
The Rightime Government Securities Fund
1998 (a)           $7,163,112           2.24%*         3.83%*          --%             --
1997                8,132,287           2.29           4.42          52.14             --
1996               10,712,611           2.15           4.08         109.47             --
1995               18,632,859           1.90           5.29          77.98             --
1994               25,746,377           1.90           4.62         216.70             --
1993               33,934,808           1.98           4.72         120.80             --
-----------------------------------------------------------------------------------------
The Rightime Blue Chip Fund
1998 (a)         $268,445,819           2.06%*        (0.31%)*        7.75%       $0.0301
1997              254,386,954           2.09           0.05          39.27         0.0294
1996              277,639,083           2.08           1.25           1.30         0.0304
1995              249,619,271           2.17           1.13          17.52             --
1994              221,681,939           2.22           1.16           0.98             --
1993              223,687,834           2.16           0.72           1.97             --
-----------------------------------------------------------------------------------------
The Rightime Social Awareness Fund
1998 (a)          $13,549,460           2.35%*        (0.80%)*       26.85%       $0.0200
1997               11,467,788           2.35           0.55         107.98         0.0282
1996                8,694,248           2.42           1.51          46.57         0.0500
1995                7,378,063           2.75           0.32          36.49             --
1994                7,221,772           2.56           1.04          54.85             --
1993               10,556,506           2.40          (0.19)        238.52             --
-----------------------------------------------------------------------------------------
The Rightime MidCap Fund
1998 (a)          $68,768,332           2.17%*        (0.45%)*         --%            $--
1997               69,295,196           2.15           0.82         107.08         0.0360
1996               80,303,960           2.19           1.72           3.59         0.0211
1995               75,086,295           2.19           0.84          24.67             --
1994               65,252,084           2.28           1.14           0.75             --
1993               62,124,470           2.28          (0.19)         38.79             --
-----------------------------------------------------------------------------------------
*   Annualized
(a) For six months ended April 30, 1998 (unaudited)

See accompanying notes to financial statements




                                                        April 30, 1997
                                                           (Unaudited)

[RIGHTIME LOGO]                          Notes to Financial Statements
Rightime
Family of Funds

NOTE 1 - SUMMARY OF SIGNIFICANT
ACCOUNTING POLICIES

The Rightime Fund, The Rightime Government Securities Fund, The Rightime Blue Chip Fund, The Rightime Social Awareness Fund and The Rightime MidCap Fund (the "Funds") are each a series of shares of common stock of The Rightime Fund Inc., which is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management company. The company was incorporated in the state of Maryland on November 15, 1984.

The investment objective of the Rightime Fund, the Rightime Blue Chip Fund and the Rightime Midcap Fund is to achieve high total return consistent with reasonable risk. The Rightime Fund seeks to achieve this objective by concentrating in shares of registered investment companies. The Rightime Blue Chip Fund seeks to achieve this objective by investing in securities of well-known and established companies ("Blue Chips"). The Rightime Midcap Fund seeks to achieve this objective by investing in securities of companies with medium-size market capitalization ("MidCaps").

The investment objective of the Rightime Social Awareness Fund is to achieve growth of capital and its second objective is current income, consistent with reasonable risk. The Rightime Social Awareness Fund seeks to achieve its objective by investing in securities of companies with prospects for above-average capital growth which, in the opinion of the Fund's advisor, show evidence in the conduct of their business, relative to other companies in the same industry, of contributing to the enhancement of the quality of human life.

The investment objective of the Rightime Government Securities Fund is to achieve high current income consistent with safety and liquidity of principal. The fund seeks to achieve this objective by investing in securities that are issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities or secured by such securities.

The following is a summary of significant accounting policies followed by the Funds.

SECURITY VALUATION

The Funds' investments in securities are carried at market value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price. Other securities are valued at the most recent bid price. Investments in regulated investment companies are valued at the net asset value per share as quoted by the National Association of Securities Dealers on the last business day of the fiscal period. Investments in money market funds are valued at cost which approximates market value. Short-term investments are valued at amortized cost which approximates market value.

FUTURES CONTRACTS

Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash, and/or by securing a standby letter of credit from a major commercial bank, as collateral, for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking" to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.

The Rightime Government Securities Fund may purchase or sell future contracts which are based on government securities, including any index of government securities, in order to protect itself against the adverse effects of fluctuations in interest rates. Risks of entering into these future contracts include the possibility that there may be an illiquid market and that if the advisor's investment judgement about the general direction of interest rates is incorrect the fund's overall performance may be poorer than if it had not entered into any such contracts. The other four Rightime Funds may purchase or sell stock index future contracts as a hedge against changes in market conditions. Risks include the possibility of an illiquid market and that a change in the value of the contract may not correlate with changes in the securities being hedged.

FEDERAL INCOME TAXES

No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

At April 30, 1998, the funds listed below have capital loss carryovers available to offset future capital gains, if any. The detail for each fund is as follows:

                                           Capital Loss
                                             Carryover     Expiration
                                             --------       --------

The Rightime Government Securities Fund     $6,712,341     1998-2005
The Rightime Blue Chip Fund                $18,096,434          2005
The Rightime Fund                          $16,836,508          2005

SECURITY TRANSACTIONS, INVESTMENT
INCOME AND OTHER

Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, wash sales and futures transactions.

DEFERRED ORGANIZATION EXPENSE

All of the Funds' expenses in connection with its organization and the public offering of its shares of common stock have been paid by the Funds. Such expenses have been deferred and are being amortized as charges against net investment income over a period of five years.

EQUALIZATION

The Rightime Government Securities Fund follows the accounting practice of "equalization" whereby part of the proceeds from the capital share transactions, equivalent to a proportionate share of the distributable investment income on the date of the transaction, is transferred to or from the undistributed net investment income account. Undistributed net investment income is therefore unaffected by capital share transactions.

USE OF ESTIMATES IN FINANCIAL STATEMENTS

In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that effect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the period. Actual results may differ from the estimates.

NOTE 2 - INVESTMENT ADVISORY FEE AND
OTHER TRANSACTIONS WITH AFFILIATES

The Investment Advisor, Rightime Econometrics, Inc., is paid a monthly fee based on an annual rate (summarized below) of the Funds' average daily net assets. In the event the expenses of the Fund for any fiscal year (including the advisory and administrative fees, but excluding interest, taxes, brokerage commissions, distribution fees, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Funds' business) exceed the limits set by applicable regulation of state securities commissions, if any, the compensation due to the Advisor will be reduced by the amount of such excess.

The Funds' Administrator, Rightime Administrators, Inc., is paid a monthly fee based on an annual rate (summarized below) of the Funds' average daily net assets for providing office facilities and certain administrative services.

The Funds' Distributor, Lincoln Investment Planning, Inc., is paid a monthly fee based on an annual rate (summarized below) of the Funds' average daily net assets for costs incurred in connection with the sale of the Funds' capital stock. (See Note 3.)

A summary of annual fee rates applied to average daily net assets are as follows:

                          Advisory     Administration     Distribution
                            Fee             Fee              Costs
                           ------       ----------         --------
The Rightime Fund           .50%           .95%              .75%
The Rightime
Government
Securities Fund             .40%           .75%              .25%
The Rightime
Blue Chip Fund              .50%           .85%              .50%
The Rightime
Social Awareness Fund       .50%           .85%              .50%
The Rightime
MidCap Fund                 .50%           .85%              .50%

During the six month period April 30, 1998, the Distributor received commissions as an underwriter and a retail dealer of Fund shares as follows:

The Rightime Government Securities Fund          $6,796
The Rightime Blue Chip Fund                    $243,282
The Rightime Social Awareness Fund              $20,141
The Rightime MidCap Fund                        $54,414

Lincoln Investment Planning, Inc. also provides the Funds with transfer agent and accounting and recordkeeping services. Aggregate transfer agent and accounting services fees received by Lincoln Investment Planning, Inc. were $269,405 and $90,656, respectively. During the six month period ended April 30, 1998, Lincoln Investment Planning, Inc. waived fees of $4,768 and $6,307, respectively for transfer agent and accounting services provided to the Rightime Social Awareness Fund.

During the six month period ended April 30, 1998, Lincoln Investment Planning, Inc. waived fees of $15,844 and $12,503, respectively for transfer agent and accounting services provided to the Rightime
Government Securities Fund.

Certain officers and directors of the company are also officers and/or directors of the Advisor, Administrator, Transfer Agent and/or
Distributor.

NOTE 3 - DISTRIBUTION COSTS

The Fund's Board of Directors, including a majority of the Directors who are not "interested persons" of the Funds as defined in the Investment Company Act of 1940, have adopted a distribution plan pursuant to Rule 12b-1 of the Act. The Plan regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares.

The Plan provides that the Funds may incur certain costs which may not exceed the rates detailed above per annum of the Funds' average daily net assets for payments to the Distributor for items such as advertising expenses, selling expenses, commissions or travel reasonably intended to result in sales of shares of the Funds and for commissions for Fund shares sold by representatives of the Distributor or other broker/dealers. The distribution costs include a service charge based on an annual rate of .25% of the Funds' average daily net assets.

NOTE 4 - CAPITAL SHARES

The Rightime Fund, Inc. has 500,000,000 shares of $.01 par value stock authorized which may be allocated to any series. Currently 50,000,000 shares have been allocated to the Rightime Fund and 20,000,000 shares to each of the other four Funds. Transactions in capital stock were as follows:


                                                  The Rightime Fund
                              ------------------------------------------------------------
                                          1998                             1997
                              ----------------------------    ----------------------------
                                 Shares          Value           Shares          Value
                              ------------    ------------    ------------    ------------
Shares sold                         75,597      $2,399,915         501,144     $15,711,129
Shares issued in reinvestment
of distributions                    50,696       1,542,679         213,105       6,783,154
                              ------------    ------------    ------------    ------------
                                   126,293       3,942,594         714,249      22,494,283
Shares redeemed                 (1,069,224)    (33,847,461)     (1,695,912)    (52,451,448)
                              ------------    ------------    ------------    ------------
Net decrease                      (942,931)   $(29,904,867)       (981,663)   $(29,957,165)
                              ============    ============    ============    ============


                                      The Rightime Government Securities Fund
                             -------------------------------------------------------------
                                          1998                            1997
                             -----------------------------    ----------------------------
                                 Shares          Value           Shares           Value
                              ------------    ------------    ------------    ------------
Shares sold                         18,569        $224,583         162,567      $1,889,088
Shares issued in reinvestment
of distributions                    11,078         134,776          27,458         324,160
                              ------------    ------------    ------------    ------------
                                    29,647         359,359         190,025       2,213,248
Shares redeemed                   (122,363)     (1,486,930)       (352,560)     (4,196,959)
                              ------------    ------------    ------------    ------------
Net decrease                       (92,716)    $(1,127,571)       (162,535)    $(1,983,711)
                              ============    ============    ============    ============


                                             The Rightime Blue Chip Fund
                              ------------------------------------------------------------
                                          1998                            1997
                              ----------------------------    ----------------------------
                                 Shares          Value           Shares          Value
                              ------------    ------------    ------------    ------------
Shares sold                        285,889     $10,118,120         988,116     $33,214,473
Shares issued in reinvestment
of distributions                     3,822         130,929         119,492       4,003,675
                              ------------    ------------    ------------    ------------
                                   289,711      10,249,049       1,107,608      37,218,148
Shares redeemed                 (1,305,355)    (46,390,580)     (1,932,293)    (64,562,396)
                              ------------    ------------    ------------    ------------
Net increase (decrease)         (1,015,644)   $(36,141,531)       (824,685)   $(27,344,248)
                              ============    ============    ============    ============


                                       The Rightime Social Awareness Fund
                              ------------------------------------------------------------
                                          1998                            1997
                              ----------------------------    ----------------------------
                                 Shares          Value           Shares          Value
                              ------------    ------------    ------------    ------------
Shares sold                         38,757      $1,247,407         162,214      $4,900,176
Shares issued in reinvestment
of distributions                    13,629         415,697          13,915         411,036
                              ------------    ------------    ------------    ------------
                                    52,386       1,663,104         176,129       5,311,212
Shares redeemed                    (52,537)     (1,694,305)        (83,817)     (2,539,022)
                              ------------    ------------    ------------    ------------
Net increase (decrease)               (151)       $(31,201)         92,312      $2,772,190
                              ============    ============    ============    ============


                                               The Rightime MidCap Fund
                              ------------------------------------------------------------
                                          1998                             1997
                              ----------------------------    ----------------------------
                                  Shares          Value           Shares          Value
                              ------------    ------------    ------------    ------------
Shares sold                         89,848      $2,704,474         248,536      $7,262,137
Shares issued in reinvestment
of distributions                    68,685       2,020,018         141,518       4,094,113
                              ------------    ------------    ------------    ------------
                                   158,533       4,724,492         390,054      11,356,250
Shares redeemed                   (465,990)    (14,258,393)       (777,511)    (22,641,147)
                              ------------    ------------    ------------    ------------
Net decrease                      (307,457)    $(9,533,901)       (387,457)   $(11,284,897)
                              ============    ============    ============    ============



NOTE 5 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities other than short-term investments during the year ended April 30, 1998 were as follows:

                                     Purchases          Sales
                                    ----------     --------------
The Rightime Fund                  $23,189,921        $31,978,024
The Rightime Government
Securities Fund                            $--         $1,051,250
The Rightime Blue Chip Fund        $18,911,154        $61,315,055
The Rightime Social
Awareness Fund                      $3,215,899         $3,722,823
The Rightime MidCap Fund                   $--        $11,732,485




                                                                            Officers and Directors
                                                                        of The Rightime Fund, Inc.

Name                                                     Principal Occupation
and Address                    Position and Office       during the past five years
-------------------           ----------------------     ----------------------------------------
David J. Rights*              Chairman of the Board,     President of Rightime Econometrics, Inc., a
1095 Rydal Road               President, and             registered investment advisor. Consultant
Rydal, PA 19046               Treasurer                  to and registered representative of Lincoln
                                                         Investment Planning, Inc., a registered
                                                         investment advisor and broker dealer.

Edward S. Forst Sr.*          Director, Vice-President   Chairman of the Board,
The Forst Pavilion            and Secretary              Lincoln Investment Planning
218 Glenside Avenue                                      Inc., a registered investment advisor
Wyncote, PA 19095                                        and broker dealer.

Francis X. Barrett             Director                  Director and Member of the Finance and
Reading, PA 19805                                        Pension Committee, Sacred Heart
                                                         Hospital, Formerly, Executive Director,
                                                         National Catholic Education Association,
                                                         Pastor, Church of Holy Guardian Angels,
                                                         Reading, PA.

Dr. Winifred L. Tillery        Director                  Superintendent of Schools,
Mt. Laurel, NJ 08054                                     Camden County, New Jersey.

Dr. Carol A. Wacker            Director                  Former Assistant Superintendent for Senior
Encinitas, CA 92024                                      High Schools, the Philadelphia School
                                                         District.

------------
* "Interested" director as defined
in the Investment Company Act
of 1940 (the "1940 ACT").




The Rightime Family of Funds
218 Glenside Ave.
Wyncote, PA 19095-1594

Client Services Department
800-866-9393

Administrator
Rightime Administrators Inc.
218 Glenside Ave.
Wyncote, PA 19095-1594

Investment Advisor
Rightime Econometrics Inc.
1095 Rydal Road
Rydal, PA 19046

Distributor
Lincoln Investment Planning, Inc.
218 Glenside Ave.
Wyncote, PA 19095-1595

Custodian
CoreStates Bank N.A.
Broad & Chestnut Streets
Philadelphia, PA 19101

Transfer Agent
Lincoln Investment Planning, Inc.
218 Glenside Ave.
Wyncote, PA 19095-1595

Legal Counsel
Stradley, Ronon, Stevens & Young
2600 One Commerce Square
Philadelphia, PA 19103

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